As filed with the Securities and Exchange Commission on July 19, 2024

Securities Act File No. 333-279620

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐
(Check appropriate box or boxes)

BLACKROCK FUNDS III

(Exact name of registrant as specified in the Charter)

400 Howard Street

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (800) 441-7762

John M. Perlowski

BLACKROCK FUNDS III

50 Hudson Yards

New York, New York 10001

United States of America

(Name and Address of Agent for Service)

Copies to:

Jesse C. Kean, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Janey Ahn, Esq. BlackRock Fund Advisors 50 Hudson Yards New York, New York 10001

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Registration Statement is organized as follows:

1.	Letter to Shareholders of BlackRock LifePath® ESG Index 2025 Fund, a series of BlackRock Funds III.

2.	Questions and Answers for Shareholders of BlackRock LifePath® ESG Index 2025 Fund, a series of BlackRock Funds III.

3.

Combined Prospectus/Information Statement regarding the reorganization of BlackRock LifePath® ESG Index 2025 Fund, a series of BlackRock Funds III, into BlackRock LifePath® ESG Index Retirement Fund, a series of BlackRock Funds III.

4.

Statement of Additional Information regarding the reorganization of BlackRock LifePath® ESG Index 2025 Fund, a series of BlackRock Funds III, into BlackRock LifePath® ESG Index Retirement Fund, a series of BlackRock Funds III.

5.	Part C Information

6.	Exhibits

BLACKROCK FUNDS III

BlackRock LifePath® ESG Index 2025 Fund

400 Howard Street

San Francisco, California 94105

(800) 441-7762

[   ], 2024

Dear Shareholder:

I am writing to inform you about a reorganization that will affect your investment in BlackRock LifePath® ESG Index 2025 Fund (the “Target Fund”), a series of BlackRock Funds III (the “Trust”), a Delaware statutory trust. As provided in an Agreement and Plan of Reorganization (the “Reorganization Agreement”), the Target Fund will be reorganized into BlackRock LifePath® ESG Index Retirement Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Acquiring Fund is advised by BlackRock Fund Advisors (“BFA”), the same investment adviser to the Target Fund. Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.”

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.”

The Board of Trustees of the Trust (the “Board”) has determined that the Reorganization is in the best interests of each Fund, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization.

The enclosed Combined Prospectus/Information Statement contains information about the Reorganization. As a result of the Reorganization, you will receive shares (including fractional shares, if any) of the class of shares in the Acquiring Fund set out in the table below with the same aggregate net asset value as the shares of the Target Fund you own immediately prior to the Reorganization:

If you own the following Target Fund Shares:	You will receive the following Acquiring Fund Shares:
Investor A	Investor A
Institutional	Institutional
Class K	Class K

The Funds are part of the LifePath ESG Index investment program pursuant to which the Target Fund will have a substantially similar investment objective and investment strategies and identical investment policies, restrictions and risks as the Acquiring Fund as the target date of the Target Fund approaches in 2025. It is expected that the Reorganization will enable the Combined Fund to operate more efficiently in the future. BFA will continue as the investment adviser of the Combined Fund after the Reorganization and no change in portfolio managers will result from the Reorganization. In addition, no increase in advisory, administration or other fee rates will result from the Reorganization. The Target Fund and the Acquiring Fund have the same expense structure, the same types of fees and the same fee rates. Assuming the Reorganization had occurred on April 30, 2024, the Combined Fund would have (A) total annual fund operating expenses for each of its share classes to be issued in the Reorganization that are estimated to be lower than those of each of the corresponding share classes of the Target Fund prior to the Reorganization and (B) net annual fund operating expenses for each of its share classes to be issued in the Reorganization that are estimated to be the same as those of each of the corresponding share classes of the Target Fund prior to the Reorganization, after giving effect to all applicable contractual fee and expense waivers and/or reimbursements that BFA and BlackRock Advisors, LLC have agreed to continue through June 30, 2026 and June 30, 2035, in each case as of April 30, 2024.

NO SHAREHOLDER ACTION IS REQUIRED AS A RESULT OF THE REORGANIZATION.

In accordance with the Target Fund’s and the Acquiring Fund’s operative documents, and applicable Delaware state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended), the Reorganization may be effected without the approval of shareholders of any Fund.

I encourage you to carefully review the enclosed materials, which explain the Reorganization in more detail. If you have any questions or need additional information, please contact BlackRock Investor Services at (800) 441-7762.

Sincerely,

JOHN M. PERLOWSKI

President and Chief Executive Officer

BlackRock LifePath® ESG Index 2025 Fund BLACKROCK FUNDS III

400 Howard Street San Francisco, California 94105
(800) 441-7762

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Information Statement. For your convenience, we have provided a brief overview of the Reorganization (as defined below).

Q:	Why is the Reorganization taking place?

A:

BlackRock LifePath® ESG Index 2025 Fund (the “Target Fund”), a series of BlackRock Funds III (the “Trust”), and BlackRock LifePath® ESG Index Retirement Fund (the “Acquiring Fund”), a series of the Trust, are part of the LifePath ESG Index investment program pursuant to which the Target Fund will have a substantially similar investment objective and investment strategies and identical investment policies, restrictions and risks as the Acquiring Fund as the target date of the Target Fund approaches in 2025. It is expected that the Reorganization will enable the Combined Fund (as defined below) to operate more efficiently in the future.

The Board of Trustees of the Trust has determined that the Reorganization is in the best interests of each Fund (as defined below), and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization.

Q:	What does the Reorganization provide for?

A:

Pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between the Trust, on behalf of the Target Fund, and the Trust, on behalf of the Acquiring Fund, the Target Fund will be reorganized into the Acquiring Fund (the “Reorganization”).

Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.” The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.”

The Reorganization will result in each shareholder of the Target Fund becoming a shareholder of the Acquiring Fund, another mutual fund. The Acquiring Fund is advised by BlackRock Fund Advisors (“BFA”), the same investment adviser to the Target Fund.

The Target Fund and the Acquiring Fund pursue a substantially similar investment objective and employ substantially similar investment strategies to achieve their respective investment objectives.

The Reorganization Agreement provides for:

Step 1:

The transfer and delivery of substantially all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund, including fractional shares, if any (the “Acquiring Fund Shares”).

Step 2:	The distribution of the Acquiring Fund Shares pro rata by the Target Fund to its shareholders.

Step 3:	The termination, dissolution and liquidation of the Target Fund as a series of the Trust.

Q:	Do I need to vote for the Reorganization?

A:

No. No vote of shareholders will be taken with respect to the Reorganization. THE FUNDS ARE NOT ASKING FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND A PROXY TO THE FUNDS WITH RESPECT TO THE REORGANIZATION.

Q:	In the Reorganization, what class of shares of the Acquiring Fund will I receive?

A:	You will receive Acquiring Fund Shares as follows:

If you own the following Target Fund Shares:	You will receive the following Acquiring Fund Shares:
Investor A	Investor A
Institutional	Institutional
Class K	Class K

i

Q:	Will I own the same number of shares of the Combined Fund as I currently own of the Target Fund?

A:

No. You will receive shares, including fractional shares, if any, of the Acquiring Fund with the same aggregate net asset value (“NAV”) as the shares of the Target Fund you own immediately prior to the Reorganization. However, the number of Acquiring Fund Shares you receive will depend on the relative NAV per share for the applicable class of the Target Fund and the Acquiring Fund computed as of the close of trading on the New York Stock Exchange on the business day immediately prior to the closing of the Reorganization (“Valuation Time”), after the declaration of payment of applicable dividends and/or other distributions. Thus, if as of the Valuation Time the NAV of a share of the Acquiring Fund is lower than the NAV of the corresponding share class of the Target Fund, you will receive a greater number of Acquiring Fund Shares in the Reorganization than you held in the Target Fund immediately prior to the Reorganization. On the other hand, if the NAV of a share of the Acquiring Fund is higher than the NAV of the corresponding share class of the Target Fund, you will receive fewer Acquiring Fund Shares in the Reorganization than you held in the Target Fund immediately prior to the Reorganization. The aggregate NAV of your Combined Fund shares immediately after the Reorganization will be the same as the aggregate NAV of your Target Fund shares immediately prior to the Reorganization.

Q:	Who will advise the Combined Fund once the Reorganization is completed?

A:

The Acquiring Fund and the Target Fund are advised by BFA, and BFA will continue to advise the Combined Fund once the Reorganization is completed. BFA is an indirect wholly-owned subsidiary of BlackRock, Inc.

Q:	How will the Reorganization affect Fund fees and expenses?

A:

The Target Fund and the Acquiring Fund have the same expense structure, the same types of fees and the same fee rates. Assuming the Reorganization had occurred on April 30, 2024, the Combined Fund would have (A) total annual fund operating expenses for each of its share classes to be issued in the Reorganization that are estimated to be lower than those of each of the corresponding share classes of the Target Fund prior to the Reorganization and (B) net annual fund operating expenses for each of its share classes to be issued in the Reorganization that are estimated to be the same as those of each of the corresponding share classes of the Target Fund prior to the Reorganization, after giving effect to all applicable contractual fee and expense waivers and/or reimbursements that BFA and BlackRock Advisors, LLC have agreed to continue through June 30, 2026 and June 30, 2035, in each case as of April 30, 2024.

Q:	Are there any differences in distribution and service fees or front-end sales charges or contingent deferred sales charges?

A:

The distribution and service fees and sales charges (including contingent deferred sales charges (“CDSCs”)) on the shares of the Acquiring Fund to be issued in the Reorganization to the holders of shares of the Target Fund will be identical to the corresponding charges on the shares of the Target Fund held by such shareholders immediately prior to the Reorganization.

Q:	Will I have to pay any sales charge, commission or other similar fee in connection with the Reorganization?

A:

No, you will not have to pay any sales charge, commission or other similar fee in connection with the Reorganization. As more fully discussed in the Combined Prospectus/Information Statement, the holding period with respect to any CDSC that applies to shares of the Acquiring Fund acquired by you in the Reorganization will be measured from the earlier of the time (i) you purchased your Target Fund shares or (ii) you purchased your shares of any other fund advised by BFA and subsequently exchanged them for shares of the Target Fund.

Q:	Do I need to take any action in connection with the Reorganization?

A:

No. Your shares will automatically be converted into shares of the Acquiring Fund on the date of the completion of the Reorganization. You will receive written confirmation that this change has taken place.

ii

No certificates for shares will be issued in connection with the Reorganization. The aggregate net asset value of the Acquiring Fund Shares you receive in the Reorganization will be equal to the aggregate net asset value of the shares you own in the Target Fund immediately prior to the Reorganization.

Q:	Will the Reorganization create a taxable event for me?

A:

The Reorganization is expected to qualify as a tax-free “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). In general, if the Reorganization so qualifies, the Target Fund and the Acquiring Fund will not recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganization (except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of certain assets).

At any time before the Reorganization takes place, a shareholder may redeem shares of the Target Fund. Generally, such redemptions would be taxable transactions.

It is anticipated that the Target Fund will dispose of certain of its holdings prior to the Reorganization in connection with realigning the Target Fund’s portfolio (“Realignment Sales”); however, it is expected that the transaction costs and capital gains impact of such dispositions will be minimal. When such portfolio assets are sold in the Realignment Sales, or deemed sold as a result of the termination of the Target Fund’s taxable year due to the Reorganization, the tax impact of such sales, deemed sales or transfers will depend on the difference between the price at which such portfolio assets are sold, deemed sold or transferred, and the Target Fund’s basis in such assets. Based on the value of portfolio securities as of May 31, 2024, the net capital gains from such sales, deemed sales or transfers are not expected to be material. However, the actual results may vary depending on market prices. Prior to the Reorganization, the Target Fund intends to distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains (if any) not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains are generally subject to federal (and potentially state and local) income tax to shareholders in non-tax qualified accounts.

You are urged to consult with your tax adviser concerning the tax consequences of the Reorganization.

Q:	What if I redeem my shares before the Reorganization takes place?

A:

If you choose to redeem your shares before the Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction to shareholders in non-tax qualified accounts and may be subject to any applicable CDSC.

Q:	Who will pay for the Reorganization?

A:

The total estimated expenses of the Reorganization (including auditor and legal fees and the costs of preparing and filing the Combined Prospectus/Information Statement) are approximately $150,000. The foregoing estimated expenses will be borne by BFA or its affiliates under the Funds’ unitary administration fee structure, regardless of whether the Reorganization is consummated.

Q:	When will the Reorganization occur?

A:	The Reorganization is expected to occur during the fourth quarter of 2024.

Q:	Whom do I contact if I have questions?

A:	You can contact your financial advisor for further information. Direct shareholders may contact the Target Fund at (800) 441-7762.

Important additional information about the Reorganization is set forth in the accompanying Combined

Prospectus/Information Statement.

Please read it carefully.

iii

The information in this Combined Prospectus/Information Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Combined Prospectus/Information Statement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JULY 19, 2024

COMBINED PROSPECTUS/INFORMATION STATEMENT

BLACKROCK FUNDS III

BlackRock LifePath® ESG Index 2025 Fund

BLACKROCK FUNDS III

BlackRock LifePath® ESG Index Retirement Fund

400 Howard Street

San Francisco, California 94105

(800) 441-7762

This Combined Prospectus/Information Statement is furnished to you as a shareholder of BlackRock LifePath® ESG Index 2025 Fund (the “Target Fund”), a series of BlackRock Funds III (the “Trust”), a Delaware statutory trust. As provided in an Agreement and Plan of Reorganization (the “Reorganization Agreement”), the Target Fund will be reorganized into BlackRock LifePath® ESG Index Retirement Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Acquiring Fund is advised by BlackRock Fund Advisors (“BFA”), the same investment adviser to the Target Fund. Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.”

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.”

The Board of Trustees of the Trust (the “Board”) has determined that the Reorganization is in the best interests of each Fund, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization.

WE ARE NOT ASKING FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY

As a result of the Reorganization, the Target Fund will be reorganized into the Acquiring Fund and you will become a shareholder of the Acquiring Fund. The Target Fund and the Acquiring Fund pursue a substantially similar investment objective and employ substantially similar investment strategies to achieve its respective investment objective. The investment objective of each Fund is as follows:

Fund	Investment Objective
Target Fund

Seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Target Fund will be broadly diversified across global asset classes. Additionally, the Fund’s asset allocation will become more conservative over time.

Acquiring Fund	Seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Acquiring Fund will be broadly diversified across global asset classes.

i

For more information on the Funds’ investment strategies, see “Summary—Investment Objectives and Principal Investment Strategies” below.

The Target Fund will transfer substantially all of its assets to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund, including fractional shares, if any (the “Acquiring Fund Shares”). Immediately thereafter, the Target Fund will distribute Acquiring Fund Shares to its shareholders pro rata. After distributing the Acquiring Fund Shares, the Target Fund will be terminated, dissolved and liquidated as a series of the Trust. Following the Reorganization, shareholders of the Target Fund will receive shares of the Acquiring Fund as follows: holders of Investor A Shares will receive Investor A Shares; holders of Institutional Shares will receive Institutional Shares; and holders of Class K Shares will receive Class K Shares.

The Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes.

The aggregate net asset value (“NAV”) of the Acquiring Fund Shares received in the Reorganization by the Target Fund will equal the aggregate NAV of the shares of the Target Fund held by such shareholders of the Target Fund immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder’s interest will represent a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund immediately prior to the Reorganization.

This Combined Prospectus/Information Statement sets forth concisely the information shareholders of the Target Fund should know before the Reorganization and constitutes an offering of shares of the Acquiring Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about each Fund, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally form a part of) this Combined Prospectus/Information Statement:

•	the Statement of Additional Information dated [ ], 2024 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement;

•	the Statement of Additional Information relating to the Target Fund and the Acquiring Fund, dated February 28, 2024, as supplemented (the “SAI”);

•	the Annual Report to shareholders of the Target Fund and the Acquiring Fund (the “Annual Report”), for the fiscal year ended October 31, 2023; and

•	the Semi-Annual Report to shareholders of the Target Fund and the Acquiring Fund (the “Semi-Annual Report”), for the six-month period ended April 30, 2024.

The following documents containing additional information about each Fund, each having been filed with the SEC, are incorporated by reference into (legally form a part of) and also accompany this Combined Prospectus/Information Statement:

•	the Prospectuses relating to the Target Fund and the Acquiring Fund, dated February 28, 2024, as supplemented (the “Prospectus”).

Except as otherwise described herein, the policies and procedures set forth under “Account Information” in the Prospectus will apply to the shares issued by the Acquiring Fund in connection with the Reorganization.

Copies of the foregoing can be obtained on a website maintained by BlackRock, Inc. at www.blackrock.com. In addition, each Fund will furnish, without charge, a copy of any of the foregoing documents to any shareholder upon request. Any such request should be directed to BlackRock, Inc. by calling (800) 441-7450 or by writing to the respective Fund at 400 Howard Street, San Francisco, California 94105. The

foregoing documents are available on the EDGAR Database on the SEC’s website at www.sec.gov. The address of the principal executive offices of each of the Funds is 400 Howard Street, San Francisco, California 94105 and the telephone number is (800) 441-7762.

Each Fund is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports, information statements, proxy materials and other information with the SEC. Materials filed with the SEC can be reviewed and downloaded from the SEC’s website at www.sec.gov.

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Information Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Information Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

The SEC has not approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Information Statement is [ ], 2024.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

Each Fund is a diversified series of an open-end management investment company registered with the Securities and Exchange Commission (“SEC”) as specified below:

BlackRock LifePath® ESG Index 2025 Fund (the “Target Fund”)	a series of BlackRock Funds III (the “Trust”), a statutory trust organized under the laws of the State of Delaware
BlackRock LifePath® ESG Index Retirement Fund (the “Acquiring Fund”)	a series of the Trust

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.” Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.”

BlackRock Fund Advisors (“BFA” or the “Adviser”) serves as the investment adviser of the Target Fund and the Acquiring Fund. BFA is an indirect wholly-owned subsidiary of BlackRock, Inc. Each Fund publicly offers its shares on a continuous basis, and shares may be purchased through each Fund’s distributor, BlackRock Investments, LLC (“BRIL” or the “Distributor”), and certain intermediaries.

The investment objectives and investment strategies, principal risks, performance, fees and expenses and other comparative information concerning the Target Fund and the Acquiring Fund are discussed below.

Board Approval and Structure of the Reorganization. The Board of Trustees of the Trust (the “Board”), including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Board Members”), has approved the reorganization of the Target Fund into the Acquiring Fund (the “Reorganization”).

The Reorganization provides for:

•

the transfer and delivery of substantially all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund, including fractional shares, if any (the “Acquiring Fund Shares”);

•	the distribution of the Acquiring Fund Shares pro rata by the Target Fund to its shareholders; and

•	the termination, dissolution and liquidation of the Target Fund as a series of the Trust.

Once the Reorganization is completed, shareholders of the Target Fund will receive shares, including fractional shares, if any, of the class of shares of Acquiring Fund set out in the table below with the same aggregate net asset value (“NAV”) as the shares of the Target Fund of the corresponding class of shares that shareholders own immediately prior to the Reorganization:

If you own the following Target Fund Shares:	You will receive the following Acquiring Fund Shares:
Investor A	Investor A
Institutional	Institutional
Class K	Class K

Background and Reasons for the Reorganization

The Funds are part of the LifePath ESG Index investment program pursuant to which the Target Fund will have a substantially similar investment objective and investment strategies and identical investment policies, restrictions and risks as the Acquiring Fund as the target date of the Target Fund approaches in 2025. It is expected that the Reorganization will enable the Combined Fund to operate more efficiently in the future. BFA will continue as the investment adviser of the Combined Fund after the Reorganization and no change in portfolio managers will result from the Reorganization. In addition, no increase in advisory, administration or other fee rates will result from the Reorganization. The Target Fund and the Acquiring Fund have the same expense structure, the same types of fees and the same fee rates. Assuming the Reorganization had occurred on April 30, 2024, the Combined Fund would have (A) total annual fund operating expenses for each of its share classes to be issued in the Reorganization that are estimated to be lower than those of each of the corresponding share classes of the Target Fund prior to the Reorganization and (B) net annual fund operating expenses for each of its share classes to be issued in the Reorganization that are estimated to be the same as those of each of the corresponding share classes of the Target Fund prior to the Reorganization, after giving effect to all applicable contractual fee and expense waivers and/or reimbursements that BFA and BlackRock Advisors, LLC (“BAL”) have agreed to continue through June 30, 2026 and June 30, 2035, in each case as of April 30, 2024.

The portfolio managers of the Acquiring Fund have reviewed the portfolio holdings of the Target Fund and, as of May 31, 2024, it is anticipated that the Target Fund will dispose of certain of its holdings prior to the Reorganization in connection with realigning the Target Fund’s portfolio (“Realignment Sales”); however, it is expected that the transaction costs and capital gains impact of such dispositions will be minimal.

At a meeting held on May 16, 2024 (the “Approval Meeting”), the Board, including all of the Independent Board Members, approved the Agreement and Plan of Reorganization (the “Reorganization Agreement”). The Board determined that, based on an assumption that all of the facts and circumstances existing at the time of closing of the Reorganization are not materially different from those presented to the Board at the Approval Meeting, the Reorganization is in the best interests of each Fund and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization. The Board’s determinations were based on a comprehensive evaluation of the information provided to it. During the review, the Board did not identify any particular information or consideration that was all-important or controlling.

Results of Process

In reaching its determinations with respect to the Reorganization, the Board considered a number of factors presented at the time of the Approval Meeting, including, but not limited to, the following:

•	the shareholders of the Target Fund will remain invested in a diversified, open-end fund that is part of the LifePath ESG Index investment program;

•

the investment objective of the Target Fund is substantially similar to the Acquiring Fund, although there are certain differences. The principal investment risks, strategies and restrictions of the Target Fund and the Acquiring Fund are the same or substantially similar. The Board considered the principal differences in the investment objectives between the Target Fund and the Acquiring Fund. See “Summary—Investment Objectives and Principal Investment Strategies;”

•

the Combined Fund is expected to give rise to possible operating efficiencies from its larger net asset size and the potential for further reduced gross expense ratios by sharing certain fixed costs over a larger asset base;

•	the Target Fund and the Acquiring Fund have the same expense structure, the same types of fees and the same fee rates;

•	the same investment adviser and portfolio managers (as described in “Comparison of the Funds— Management of the Funds”) that currently manage the Target Fund are expected to manage the

Combined Fund following the closing of the Reorganization and BFA does not anticipate that the Reorganization will result in any decline in the level of investment advisory services from that historically provided to the Funds;

•	the relative performance histories of each Fund. See “Comparison of the Funds—Performance Information;”

•

the shareholders of the Target Fund will not pay any sales charges in connection with the Reorganization. Shareholders of the Target Fund will receive shares of the Acquiring Fund, as indicated below in “Information about the Reorganization—General;”

•

there is expected to be no gain or loss recognized by shareholders for U.S. federal income tax purposes as a result of the Reorganization, because the Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. Prior to the Reorganization, however, the Target Fund intends to distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains (if any) not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains are generally subject to federal (and potentially state and local) income tax to shareholders in non-tax qualified accounts;

•

the Target Fund and the Acquiring Fund use the same methodology for valuing their assets, each shareholder of the Target Fund will receive shares of the same class of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the same class such shareholder of the Target Fund owns immediately prior to the Reorganization, and the interests of the shareholders of the Target Fund and the Acquiring Fund will not be diluted as a result of the Reorganization;

•

The total estimated expenses of the Reorganization (including auditor and legal fees and the costs of preparing and filing the Combined Prospectus/Information Statement) are approximately $150,000. The foregoing estimated expenses will be borne by BFA or its affiliates under the Funds’ unitary administration fee structure, regardless of whether the Reorganization is consummated.

Investment Objectives and Principal Investment Strategies

Comparison of the Target Fund and the Acquiring Fund

Investment Objectives. The investment objectives of the Target Fund and the Acquiring Fund are substantially similar. The investment objective of each Fund is as follows:

Fund	Investment Objective
Target Fund

Seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Target Fund will be broadly diversified across global asset classes. Additionally, the Fund’s asset allocation will become more conservative over time.

Acquiring Fund	Seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Acquiring Fund will be broadly diversified across global asset classes.

The Target Fund’s investment objective specifies that to meet its objective, the asset allocations will become more conservative over time, while the Acquiring Fund does not as it already reached its most conservative asset allocation. However, as the Target Fund approaches its target date of 2025, it is entering into its most conservative phase and its asset allocation will mirror that of the Acquiring Fund. The investment objective of each Fund is non-fundamental, which means that it may be changed without approval of the Fund’s shareholders. Following completion of the Reorganization, the Combined Fund will have the same non-fundamental investment objective as the Acquiring Fund.

Principal Investment Strategies. The Target Fund and the Acquiring Fund employ substantially similar principal investment strategies in seeking to achieve their respective objectives, although there are certain differences.

Each Fund allocates and reallocates its assets among a combination of equity and bond index funds, including those that seek to maximize exposure to companies with higher environmental, social and governance (“ESG”) ratings as measured by MSCI, Inc., and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. The Target Fund, which initially had a longer time horizon than the Acquiring Fund, invested a greater portion of its assets in Underlying Funds designed to track particular equity indexes, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Acquiring Fund, which initially had a shorter time horizon than the Target Fund, invested a greater portion of its assets in Underlying Funds designed to track particular bond indexes, and in money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. As the Target Fund approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in the Target Fund as it approaches its stated time horizon.

As the Target Fund reaches its stated time horizon and enters its most conservative phase, the allocation of its assets and its investment strategy is expected to be substantially the same as the Acquiring Fund.

Fees and Expenses

The following table shows which share class of the Combined Fund shareholders will receive once the Reorganization is completed. The Acquiring Fund Shares that shareholders of the Target Fund will receive in the Reorganization will have the same aggregate NAV as the Target Fund shares that they owned immediately prior to the Reorganization.

If you own the following Target Fund Shares:	You will receive the following Acquiring Fund Shares:
Investor A	Investor A
Institutional	Institutional
Class K	Class K

Fee Tables as of April 30, 2024 (unaudited)

The fee tables below provide information about the fees and expenses attributable to the Target Fund and the Acquiring Fund, assuming the Reorganization had taken place on April 30, 2024 and the estimated pro forma fees and expenses attributable to the pro forma Combined Fund. The percentages presented in the fee tables are based on fees and expenses incurred during the 12-month period ended April 30, 2024 for the Funds and the Combined Fund. Future fees and expenses may be greater or less than those indicated below. For information concerning the net assets of each Fund as of April 30, 2024, see “Other Information— Capitalization.”

You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the tables and examples below.

Fee Tables of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund

(as of April 30, 2024) (unaudited)

Target Fund Investor A Shares into Acquiring Fund Investor A Shares

	Target Fund Investor A Shares	Acquiring Fund Investor A Shares	Pro Forma Combined Fund Investor A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.05%[1,2]	0.05%[1,2]	0.05%[1,2]
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.95%[1,3,4]	0.93%[1,3,4]	0.57%[1,3,7]
Administration Fees	0.20%[1]	0.20%[1]	0.20%[1]
Independent Expenses	0.75%[3,4]	0.73%[3,4]	0.37%[3,7]
Acquired Fund Fees and Expenses	0.14%[1,5,6]	0.14%[1,5,6]	0.14%[1,5]
Total Annual Fund Operating Expenses	1.39%[6]	1.37%[6]	1.01%
Fee Waivers and/or Expense Reimbursements	(0.89)%[1,2,3]	(0.87)%[1,2,3]	(0.51)%[1,2,3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.50%[1,2,3]	0.50%[1,2,3]	0.50%[1,2,3]

[1]

BAL and BFA have contractually agreed to reimburse the Fund for Acquired Fund Fees and Expenses up to a maximum amount equal to the combined Management Fee and Administration Fee of each share class of each Fund, through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Following the closing of the Reorganization, the contractual agreement applicable to the Acquiring Fund will be retained by the Combined Fund.

[2]

As described in the “Comparison of the Funds—Investment Advisory and Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 22, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Following the closing of the Reorganization, the management fee waiver applicable to the Acquiring Fund will be retained by the Combined Fund through June 30, 2026.

[3]

Independent Expenses consist of the Target Fund’s or Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to such Fund. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits, for Independent Expenses through June 30, 2035. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2035, without the consent of the Board of Trustees of the Trust. Following the closing of the Reorganization, the contractual agreement applicable to the Acquiring Fund will be retained by the Combined Fund.

[4]	Other Expenses have been restated to reflect current fees.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Target Fund, the Acquiring Fund and the Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the period ended April 30, 2024) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%

return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund Investor A Shares	$51	$191	$343	$785
Acquiring Fund Investor A Shares	$51	$191	$343	$785
Pro Forma Combined Fund Investor A Shares	$51	$191	$343	$785

Target Fund Institutional Shares into Acquiring Fund Institutional Shares

	Target Fund Institutional Shares	Acquiring Fund Institutional Shares	Pro Forma Combined Fund Institutional Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.05%[1,2]	0.05%[1,2]	0.05%[1,2]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.95%[1,3,4]	0.93%[1,3,4]	0.57%[1,3,7]
Administration Fees	0.20%[1]	0.20%[1]	0.20%[1]
Independent Expenses	0.75%[3,4]	0.73%[3,4]	0.37%[3,7]
Acquired Fund Fees and Expenses	0.14%[1,5,6]	0.14%[1,5,6]	0.14%[1,5]
Total Annual Fund Operating Expenses	1.14%[6]	1.12%[6]	0.76%
Fee Waivers and/or Expense Reimbursements	(0.89)%[1,2,3]	(0.87)%[1,2,3]	(0.51)%[1,2,3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.25%[1,2,3]	0.25%[1,2,3]	0.25%[1,2,3]

[1]

BAL and BFA have contractually agreed to reimburse the Fund for Acquired Fund Fees and Expenses up to a maximum amount equal to the combined Management Fee and Administration Fee of each share class of each Fund, through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Following the closing of the Reorganization, the contractual agreement applicable to the Acquiring Fund will be retained by the Combined Fund.

[2]

As described in the “Comparison of the Funds—Investment Advisory and Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 22, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Following the closing of the Reorganization, the management fee waiver applicable to the Acquiring Fund will be retained by the Combined Fund through June 30, 2026.

[3]

Independent Expenses consist of the Target Fund’s or Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to such Fund. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits, for Independent Expenses through June 30, 2035. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2035, without the consent of the Board of Trustees of the Trust. Following the closing of the Reorganization, the contractual agreement applicable to the Acquiring Fund will be retained by the Combined Fund.

[4]	Other Expenses have been restated to reflect current fees.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses.

[7]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Target Fund, the Acquiring Fund and the Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the period ended April 30, 2024) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund Institutional Shares	$26	$111	$205	$479
Acquiring Fund Institutional Shares	$26	$111	$205	$479
Pro Forma Combined Fund Institutional Shares	$26	$111	$205	$479

Target Fund Class K Shares into Acquiring Fund Class K Shares

	Target Fund Class K Shares	Acquiring Fund Class K Shares	Pro Forma Combined Fund Class K Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.05%[1,2]	0.05%[1,2]	0.05%[1,2]
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.90%[1,3]	0.88%[1,3]	0.52%[1,3,6]
Administration Fees	0.15%[1]	0.15%[1]	0.15%[1]
Independent Expenses	0.75%[3]	0.73%[3]	0.37%[3,6]
Acquired Fund Fees and Expenses	0.14%[1,4,5]	0.14%[1,4,5]	0.14%[1,4]
Total Annual Fund Operating Expenses	1.09%[5]	1.07%[5]	0.71%
Fee Waivers and/or Expense Reimbursements	(0.89)%[1,2,3]	(0.87)%[1,2,3]	(0.51)%[1,2,3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%[1,2,3]	0.20%[1,2,3]	0.20%[1,2,3]

[1]

BAL and BFA have contractually agreed to reimburse the Fund for Acquired Fund Fees and Expenses up to a maximum amount equal to the combined Management Fee and Administration Fee of each share class of each Fund, through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Following the closing of the Reorganization, the contractual agreement applicable to the Acquiring Fund will be retained by the Combined Fund.

[2]

As described in the “Comparison of the Funds—Investment Advisory and Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 22, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Following the closing of the Reorganization, the management fee waiver applicable to the Acquiring Fund will be retained by the Combined Fund through June 30, 2026.

[3]

Independent Expenses consist of the Target Fund’s or Acquiring Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to such Fund. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits, for Independent Expenses through June 30, 2035. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2035, without the consent of the Board of Trustees of the Trust. Following the closing of the Reorganization, the contractual agreement applicable to the Acquiring Fund will be retained by the Combined Fund.

[4]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[5]

Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses.

[6]	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Target Fund, the Acquiring Fund and the Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the period ended April 30, 2024) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund Class K Shares	$20	$95	$177	$417
Acquiring Fund Class K Shares	$20	$95	$177	$417
Pro Forma Combined Fund Class K Shares	$20	$95	$177	$417

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During its most recent fiscal year, each Fund had the following portfolio turnover rate, expressed as a percentage of the average value of its portfolio:

Fund	Fiscal Year End	Rate
Target Fund	10/31/23	22%
Acquiring Fund	10/31/23	12%

U.S. Federal Income Tax Consequences

The Reorganization is expected to qualify as a tax-free “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). In general, if the Reorganization so qualifies, the Target Fund and the Acquiring Fund will not recognize gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganization (except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of certain assets). As a condition to the closing of the Reorganization, the Trust, on behalf of the Target Fund and the Acquiring Fund, will receive an opinion from Sidley Austin LLP to the effect that the Reorganization will qualify as a tax-free reorganization under Section 368 of the Code. An opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

It is anticipated that the Target Fund will dispose of certain of its holdings prior to the Reorganization as part of the Realignment Sales; however, it is expected that the transaction costs and capital gains impact of such dispositions will be minimal. When such portfolio assets are sold in the Realignment Sales, or deemed sold as a result of the termination of the Target Fund’s taxable year due to the Reorganization, the tax impact of such sales, deemed sales or transfers will depend on the difference between the price at which such portfolio assets are sold, deemed sold or transferred, and the Target Fund’s basis in such assets. Based on the value of portfolio securities as of May 31, 2024, the net capital gains from such sales, deemed sales or transfers are not expected to be material. However, the actual results may vary depending on market prices. Prior to the Reorganization, the

Target Fund intends to distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains (if any) not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains are generally subject to federal (and potentially state and local) income tax to shareholders in non-tax qualified accounts.

At any time before the Reorganization takes place, a shareholder may redeem shares of the Target Fund. Generally, these are taxable transactions to shareholders in non-tax qualified accounts. For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Redemption, Exchange, Transfer and Valuation of Shares

Procedures for the purchase, redemption, exchange, transfer and valuation of shares of the Target Fund and the Acquiring Fund are identical.

COMPARISON OF THE FUNDS

This section provides a comparison of the Target Fund and the Acquiring Fund. It describes the differences, if any, in the principal investment risks of investing in the Target Fund and the Acquiring Fund, followed by a description of the differences, if any, in the fundamental investment restrictions of the Target Fund and the Acquiring Fund. In addition, this section provides comparative performance charts and tables and information regarding management of the Target Fund and the Acquiring Fund and each of their investment advisory and administration agreements, as well as information about each Fund’s other service providers. This section also provides a comparison of the Target Fund’s and the Acquiring Fund’s distribution and service fees, information about dividends and distributions, procedures for purchase, redemption, exchange, transfer and valuation of shares and market timing policies to the extent there are differences.

Principal Investment Risks

Because of their substantially similar investment objectives and investment strategies, the Target Fund and the Acquiring Fund are subject to identical principal investment risks associated with an investment in the relevant Fund. The principal investment risks of the Combined Fund will be the same as those of the Target Fund and the Acquiring Fund. A description of the principal risks of the Combined Fund are set out below. The order of the below risk factors does not indicate the significance of any particular risk factor.

Descriptions of the Combined Fund’s Principal Investment Risks

Risk is inherent in all investing. The value of your investment in the Combined Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Combined Fund or your investment may not perform as well as other similar investments. An investment in the Combined Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of the principal risks of investing in the Combined Fund and/or the Underlying Funds. References to the Combined Fund in the description of risks below may include the Underlying Funds in which the Combined Fund invests, as applicable. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

•	Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Combined Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Combined Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Combined Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Combined Fund’s investments will not affect interest income derived from instruments already owned by the Combined Fund, but will be reflected in the Combined Fund’s net asset value. The Combined Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Combined Fund management.

To the extent the Combined Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Combined Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Combined Fund to the extent that it invests in floating rate debt securities.

These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Combined Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Combined Fund’s performance.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Combined Fund may have to invest the proceeds in securities with lower yields.

•	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•

Investments in Underlying Funds Risk — Because the Combined Fund invests substantially all of its assets in Underlying Funds, its investment performance is related to the performance of the Underlying Funds. The Combined Fund’s net asset value will change with changes in the value of the Underlying Funds and other securities in which it invests. An investment in the Combined Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds.

•

Allocation Risk — The Combined Fund’s ability to achieve its investment objective depends upon the Combined Fund’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions. In addition, the asset allocation or the combination of Underlying Funds determined by BFA could result in underperformance as compared to funds with similar investment objectives and strategies.

•

Retirement Income Risk — The Combined Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Combined Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Combined Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

•

Risk of ESG Investing — The Combined Fund intends to invest a portion of its assets in Underlying Funds that seek to maximize exposure to companies with higher ESG ratings. This may affect the Combined Fund’s exposure to certain companies or industries and the Combined Fund will forgo certain investment opportunities. The Combined Fund’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The index provider for an Underlying Fund’s underlying index seeks to identify companies that it believes may have higher ESG ratings, but investors may differ in their views of ESG characteristics. Additionally, certain Underlying Funds may not screen out investments based on certain ESG standards. As a result, the Combined Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

•

Affiliated Fund Risk — In managing the Combined Fund, BFA will have authority to select and substitute underlying funds and ETFs. BFA may be subject to potential conflicts of interest in selecting underlying funds and ETFs because the fees paid to BFA by some underlying funds and ETFs are higher than the fees paid by other underlying funds and ETFs. However, BFA is a fiduciary to the Combined Fund and is legally obligated to act in the Combined Fund’s best interests when selecting underlying funds and ETFs. If an underlying fund or ETF holds interests in an affiliated fund, the Combined Fund may be prohibited from purchasing shares of that underlying fund or ETF.

•

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Combined Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Combined Fund and its investments. Selection risk is the risk that the securities selected by Combined Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

Principal Risks of the Underlying Funds

The order of the below risk factors does not indicate the significance of any particular risk factor.

•

Asset Class Risk — Securities and other assets or financial instruments in an underlying index or in the Combined Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

•

Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with an ETF, and none of those authorized participants is obligated to engage in creation and/or redemption transactions. An ETF has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to an ETF and no other authorized participant is able to step forward to create or redeem creation units, ETF shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting.

•

Calculation Methodology Risk — An ETF’s index provider relies on various sources of information to assess the criteria of securities included in the underlying index (or its parent index), including information that may be based on assumptions and estimates. Neither the Combined Fund nor BFA can offer assurances that an ETF’s index provider’s calculation methodology or sources of information will provide an accurate assessment of included components.

•

Commodities Related Investments Risk — Exposure to the commodities markets may subject the Combined Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in inflation, interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

•

Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Combined Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. While depositary receipts provide an alternative to directly purchasing underlying foreign securities in their respective markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities, including political, economic, and currency risk.

•	Derivatives Risk — The Combined Fund’s use of derivatives may increase its costs, reduce the Combined Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Leverage Risk — The Combined Fund’s use of derivatives can magnify the Combined Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.

Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Combined Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Combined Fund’s derivatives positions to lose value.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.

Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Combined Fund to sell or otherwise close a derivatives position could expose the Combined Fund to losses and could make derivatives more difficult for the Combined Fund to value accurately.

Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.

Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Combined Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Combined Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Combined Fund realizes from its investments.

•

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Combined Fund will lose money. These risks include:

•

The Combined Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Combined Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•

The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The Combined Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Combined Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Combined Fund’s net asset value.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Combined Fund’s investments.

•

Geographic Risk — Some of the companies in which the Combined Fund invests are located in parts of the world that have historically been prone to natural disasters, such as earthquakes, tornadoes, volcanic eruptions, droughts, floods, hurricanes or tsunamis, and are economically sensitive to environmental events. Any such event may adversely impact the economies of these geographic areas or business operations of companies in these geographic areas, causing an adverse impact on the value of the Combined Fund.

•

Income Risk — Income risk is the risk that the Combined Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

•

Index-Related Risk — There is no guarantee that an Underlying Fund’s investment results will have a high degree of correlation to those of its underlying index or that the Underlying Fund will achieve its investment objective. Market disruptions or high volatility, other unusual market circumstances and regulatory restrictions could have an adverse effect on an Underlying Fund’s ability to adjust its exposure to the required levels in order to track its underlying index. Errors in index data, index computations or the construction of an underlying index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on an Underlying Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the index provider or a third-party data provider and could cause the index provider to postpone a scheduled rebalance. This could cause an underlying index to vary from its normal or expected composition.

An index fund has operating and other expenses while an index does not. As a result, while the Combined Fund will attempt to track the Underlying Index as closely as possible, it will tend to underperform the Underlying Index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

•

Issuer Risk — Combined Fund performance depends on the performance of individual securities to which the Combined Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

•

Large Capitalization Companies Risk — Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

•

Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Combined Fund’s adviser or an affiliate of the Combined Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Combined Fund shares or may invest in the Combined Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Combined Fund would be maintained. Redemptions of a large number of Combined Fund shares by these shareholders may adversely affect the Combined Fund’s liquidity and net assets. These redemptions may force the Combined Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Combined Fund’s net asset value and increase the Combined Fund’s brokerage costs and/or accelerate the realization of taxable income and cause the Combined Fund to make taxable distributions to its shareholders earlier than the Combined Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. The Combined Fund also may be required to sell its more liquid Combined Fund investments to meet a large redemption, in which case the Combined Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. In addition, large redemptions can result in a Combined Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in a Combined Fund’s expense ratio. Because large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy, the Combined Fund also reserves the right to redeem in-kind, subject to certain conditions. In addition, large purchases of Combined Fund shares may adversely affect the Combined Fund’s performance to the extent that the Combined Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.

•

Management Risk — As an Underlying Fund may not fully replicate its underlying index, it is subject to the risk that the Underlying Fund’s investment manager’s investment management strategy may not produce the intended results.

•

National Closed Market Trading Risk — To the extent that the underlying securities or other instruments held by an ETF trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the ETF’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the ETF’s quote from the closed foreign market). The impact of a closed foreign market on the Combined Fund is likely to be greater where a large portion of the Combined Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the ETF’s net asset value that may be greater than those experienced by other ETFs.

•

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

•

Real Estate-Related Securities Risk — The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, vacancy rates, changes in rent schedules, tenant bankruptcies, the ability to re-lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning, environmental and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgage financing and changes in interest rates may also affect real estate values. If the Combined Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Combined Fund will be particularly subject to the risks associated with that area or property type. Many issuers of real estate-related securities are highly leveraged, which increases the risk to holders of such securities. The value of the securities the Combined Fund buys will not necessarily track the value of the underlying investments of the issuers of such securities. In addition, certain issuers of real estate-related securities may have developed or commenced development on properties and may develop additional properties in the future. Real estate development involves significant risks in addition to those involved in ownership and operation of established properties. Real estate securities may have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers or tenants.

•

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

•

Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. A passively managed ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

•

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses. The use of cash creations and redemptions may also cause the ETFs’ shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the ETFs’ net asset value.

•

Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

•

Tracking Error Risk — An Underlying Fund may be subject to tracking error, which is the divergence of an Underlying Fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in an Underlying Fund’s portfolio and those included in its underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and an Underlying Fund’s valuation of a security at the time of calculation of an Underlying Fund’s net asset value), differences in transaction costs incurred by an Underlying Index, an Underlying Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or other distributions, interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to an underlying index or the cost to an Underlying Fund of complying with various new or existing regulatory requirements, among other reasons. These risks may be heightened during times of increased market volatility or other unusual market conditions. In addition, tracking error may result because an Underlying Fund incurs fees and expenses, while its underlying index does not.

•

Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Combined Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Combined Fund and substantial negative consequences for the U.S. economy and the global financial system.

•

U.S. Government Obligations Risk — Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Combined Fund and substantial negative consequences for the U.S. economy and the global financial system.

•

Valuation Risk — The price the Combined Fund could receive upon the sale of any particular portfolio investment may differ from the Combined Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Combined Fund, and the Combined Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Combined Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Fundamental and Non-Fundamental Investment Restrictions

The fundamental and non-fundamental investment restrictions of the Target Fund and the Acquiring Fund are identical. A complete list of the Target Fund’s and Acquiring Fund’s fundamental and non-fundamental investment restrictions is located in Appendix I. Following completion of the Reorganization, the Combined Fund will have the same fundamental and non-fundamental investment restrictions as the Target Fund and the Acquiring Fund.

Performance Information

Target Fund

The information shows you how the performance of the Target Fund has varied for the periods since inception and provides some indication of the risks of investing in the Target Fund. The average annual total returns table compares the performance of the Target Fund to that of the MSCI USA Extended ESG Focus Index and the LifePath ESG Index 2025 Fund Custom Benchmark. The LifePath ESG Index 2025 Fund Custom Benchmark is a customized weighted index comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Target Fund invests according to their weightings as of the most recent quarter-end. The weightings of the indexes in the LifePath ESG Index 2025 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Target Fund’s asset allocation strategy. The returns of the LifePath ESG Index 2025 Fund Custom Benchmark shown in the average annual total returns table are not recalculated or restated when they are adjusted to reflect the Target Fund’s asset allocation strategy but rather reflect the LifePath ESG Index 2025 Fund Custom Benchmark’s actual allocation over time, which may be different from the current allocation. To the extent that dividends and distributions have been paid by the Target Fund, the performance information of the Target Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Target Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The table includes all applicable fees. If BFA, BAL and their affiliates had not waived or reimbursed certain Target Fund expenses during these periods, the Target Fund’s returns would have been lower. Updated information on the Target Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

Target Fund

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 8.68% (quarter ended December 31, 2023) and the lowest return for a quarter was -10.24% (quarter ended June 30, 2022). The year-to-date return as of June 30, 2024 was 3.39%

For the periods ended 12/31/23 Average Annual Total Returns	1 Year	Since Inception (August 18, 2020)
Target Fund—Investor A Shares
Return Before Taxes	12.35%	3.05%
Return After Taxes on Distributions	11.26%	2.25%
Return After Taxes on Distributions and Sale of Fund Shares	7.29%	2.03%
Target Fund—Institutional Shares Return Before Taxes	12.54%	3.28%
Target Fund—Class K Shares Return Before Taxes	12.61%	3.34%
LifePath ESG Index 2025 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	12.30%	3.45%
MSCI USA Extended ESG Focus Index (Reflects no deduction for fees, expenses or taxes)	25.84%	11.40%

Acquiring Fund

The information shows you how the performance of the Acquiring Fund has varied for the periods since inception and provides some indication of the risks of investing in the Acquiring Fund. The average annual total returns table compares the performance of the Acquiring Fund to that of the Bloomberg MSCI U.S. Aggregate ESG Focus Index and the LifePath ESG Index Retirement Fund Custom Benchmark. The LifePath ESG Index Retirement Fund Custom Benchmark is a customized weighted index comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Acquiring Fund invests according to their weightings as of the most recent quarter-end. The weightings of the indexes in the LifePath ESG Index Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Acquiring Fund’s asset allocation strategy. The returns of the LifePath ESG Index Retirement Fund Custom Benchmark shown in the average annual total returns table are not recalculated or restated when they are adjusted to reflect the Acquiring Fund’s asset allocation strategy but rather reflect the LifePath ESG Index Retirement Fund Custom Benchmark’s actual allocation over time, which may be different from the current allocation. To the extent that dividends and distributions have been paid by the Acquiring Fund, the performance information of the Acquiring Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Acquiring Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The table includes all applicable fees. If BFA, BAL and their affiliates had not waived or reimbursed certain Acquiring Fund expenses during these periods, the Acquiring Fund’s returns would have been lower. Updated information on the Acquiring Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

Acquiring Fund

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 8.46% (quarter ended December 31, 2023) and the lowest return for a quarter was -9.43% (quarter ended June 30, 2022). The year-to-date return as of June 30, 2024 was 3.24%

For the periods ended 12/31/23 Average Annual Total Returns	1 Year	Since Inception (August 18, 2020)
Acquiring Fund—Investor A Shares
Return Before Taxes	11.51%	2.01%
Return After Taxes on Distributions	10.40%	1.08%
Return After Taxes on Distributions and Sale of Fund Shares	6.79%	1.17%
Acquiring Fund—Institutional Shares Return Before Taxes	11.81%	2.26%
Acquiring Fund—Class K Shares Return Before Taxes	11.87%	2.31%
LifePath ESG Index Retirement Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	11.51%	2.37%
Bloomberg MSCI U.S. Aggregate ESG Focus Index (Reflects no deduction for fees, expenses or taxes)	5.53%	(2.82)%

Target Fund and Acquiring Fund

After-tax returns for each Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only for each Fund, and the after-tax returns for Institutional and Class K Shares for those Funds will vary.

Combined Fund

The Acquiring Fund is deemed to be the “accounting survivor” in connection with the Reorganization. As a result, the Combined Fund will continue the performance history of the Acquiring Fund after the closing of the Reorganization.

Management of the Funds

BFA, located at 400 Howard Street, San Francisco, California 94105, manages each Fund’s investments and business operations subject to the oversight of the Board. While BFA is ultimately responsible for the management of the Target Fund and the Acquiring Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities.

BFA is an indirect wholly-owned subsidiary of BlackRock, Inc. BFA and its affiliates had approximately $10.646 trillion in investment company and other portfolio assets under management as of June 30, 2024.

Portfolio Managers

The Target Fund and the Acquiring Fund have the same portfolio management team. Following the Reorganization, the Combined Fund will have the same portfolio management team as the Target Fund and the Acquiring Fund. Information about the portfolio management team of the Funds is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is available in the SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Chris Chung, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of each Fund.	2020	Managing Director of BlackRock, Inc. since 2021; Director of BlackRock, Inc. from 2015 to 2021.
Lisa O’Connor, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of each Fund.	2020	Managing Director of BlackRock, Inc. since 2017.
Greg Savage, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of each Fund.	2020	Managing Director of BlackRock, Inc. since 2010.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Paul Whitehead	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of each Fund.	2023	Managing Director of BlackRock, Inc. since 2010.

Investment Advisory and Management Agreements

Target Fund and Acquiring Fund

BFA serves as the manager to each Fund pursuant to the same management agreement (the “Management Agreement”). Under the Management Agreement, BFA receives for its services to each Fund a fee at an annual rate of 0.05% of such Fund’s average daily net assets.

BFA, along with certain affiliates, provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Funds and receives investment advisory fees for such services to the Underlying Funds that differ from the fees described in the Prospectus.

BFA and BAL have contractually agreed to reimburse each Fund for Acquired Fund Fees and Expenses up to a maximum amount equal to the combined management fee and administration fee of each share class of the Fund through June 30, 2026. BFA has contractually agreed to waive its management fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

The fees and expenses of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), counsel to the Independent Trustees and the independent registered public accounting firm that provides audit services in connection with the Funds (collectively referred to as the “Independent Expenses”) are paid directly by the Funds. Each of BAL and BFA has contractually undertaken, through June 30, 2035, to reimburse or provide an offsetting credit to each Fund for such Independent Expenses. This contractual arrangement may not be terminated prior to July 1, 2035, without the consent of the Board.

For the fiscal year ended October 31, 2023, each Fund paid the following management fee rate, net of applicable waivers:

Fund	Management Fee Rate (Net of Applicable Waivers)
Target Fund	0.00%
Acquiring Fund	0.00%

Combined Fund

The Management Agreement will remain in place following the Reorganization and the management fee rate applicable to the Combined Fund under the Management Agreement will be identical to the current management fee rate applicable to each Fund. In addition, the management fee waivers and contractual arrangements related to Independent Expenses described above applicable to the Acquiring Fund will be retained with respect to the Combined Fund.

Administration Agreements

The Trust has entered into an administration agreement with BAL (the “Administration Agreement”), pursuant to which BAL provides the following services, among others, as the Funds’ administrator:

•	Supervises the Funds’ administrative operations;

•	Provides or causes to be provided management reporting and treasury administration services;

•	Financial reporting;

•	Legal, blue sky and tax services;

•	Preparation of proxy statements and shareholder reports; and

•	Engaging and supervising the shareholder servicing agents on behalf of the Funds.

BAL is entitled to receive fees for these services at the annual rate of 0.20% of the average daily net assets of Investor A and Institutional Shares and 0.15% of the average daily net assets of Class K Shares of each Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, any 12b-1 fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Funds or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and extraordinary expenses.

In addition, pursuant to a Shareholders’ Administrative Services Agreement, BAL provides certain shareholder liaison services in connection with the Trust’s investor service center. The Trust, on behalf of each Fund, reimburses BAL for its costs in maintaining the service center, which costs include, among other things, employee salaries, leasehold expenses, and other out-of-pocket expenses.

Combined Fund

The Administration Agreement and the Shareholders’ Administrative Services Agreement will remain in place with respect to the Combined Fund following the Reorganization. In addition, the contractual arrangements related to Trust Independent Expenses described above will be retained with respect to the Combined Fund.

Other Service Providers

	Target Fund	Acquiring Fund
Distributor	BlackRock Investments, LLC 50 Hudson Yards New York, New York 10001	BlackRock Investments, LLC 50 Hudson Yards New York, New York 10001
Custodian	State Street Bank and Trust Company One Congress Street, Suite 1 Boston, Massachusetts 02114-2016	State Street Bank and Trust Company One Congress Street, Suite 1 Boston, Massachusetts 02114-2016
Transfer Agent	BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809	BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP Two Commerce Square 2001 Market Street, Suite 1800 Philadelphia, Pennsylvania 19103	PricewaterhouseCoopers LLP Two Commerce Square 2001 Market Street, Suite 1800 Philadelphia, Pennsylvania 19103

	Target Fund	Acquiring Fund
Accounting Services Provider	State Street Bank and Trust Company One Congress Street, Suite 1 Boston, Massachusetts 02114-2016	State Street Bank and Trust Company One Congress Street, Suite 1 Boston, Massachusetts 02114-2016
Fund Counsel	Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Sidley Austin LLP 787 Seventh Avenue New York, New York 10019

Combined Fund. Following the closing of the Reorganization, the Funds’ current service providers will serve the Combined Fund.

Distributor; Distribution and Service Fees

BlackRock Investments, LLC (previously defined as “BRIL” or the “Distributor”), 50 Hudson Yards, New York, New York 10001, an affiliate of BFA, acts as each Fund’s distributor and will act as distributor for the Combined Fund following the closing of the Reorganization.

The share classes of each Fund are subject to annual service and/or distribution fees at the following rates, expressed as a percentage of a Fund’s average daily net assets attributable to the share class:

Target Fund and Acquiring Fund:

Share Class	Annual Service Fee Rate	Annual Distribution Fee Rate
Investor A Shares	0.25%	None
Institutional	None	None
Class K	None	None

Combined Fund. Following the closing of the Reorganization, the Funds’ distribution and service fees will be applied to investors.

Dividends and Distributions

Each Fund will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with U.S. federal income tax requirements. Dividends may be reinvested automatically in shares of each Fund at NAV without a sales charge or may be taken in cash.

Effective upon the closing of the Reorganization, the Acquiring Fund’s dividends and distributions policy will be continued by the Combined Fund. Acquiring Fund Shares received by the Target Fund in the Reorganization will be valued as of the Valuation Time (as defined below), after the declaration and payment of dividends and distributions.

Purchase, Redemption, Exchange, Transfer and Valuation of Shares

Shareholders should refer to the Prospectus (a copy of which accompanies this Combined Prospectus/ Information Statement) for the specific procedures applicable to purchases, redemptions, transfers and exchanges of shares. The Target Fund and the Acquiring Fund have the same purchase, redemption, transfer and exchange policies and procedures, which policies and procedures will be the same for the corresponding share class of the Combined Fund effective upon the closing of the Reorganization.

The Target Fund’s valuation policy is identical to the Acquiring Fund’s valuation policy. See the Prospectus—“Management of the Funds—Valuation of Fund Investments.” Following the Reorganization, the Combined Fund will have the same valuation policy as the Funds.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a Financial Intermediary, the Fund and BRIL, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the related Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

Disclosure of Portfolio Holdings

For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

Market Timing Trading Policies and Procedures

The Target Fund and the Acquiring Fund have identical market timing policies. See the Prospectus—“Account Information—Short-Term Trading Policy.” Following the Reorganization, the Combined Fund will have the same market timing policy as the Funds.

FINANCIAL HIGHLIGHTS

The financial highlights tables for the Investor A Shares, Institutional Shares and Class K Shares of the Acquiring Fund that are contained in the Prospectus, a copy of which accompanies this Combined Prospectus/Information Statement, have been derived from the financial statements audited (except for the period ended April 30, 2024, which is unaudited) by PricewaterhouseCoopers LLP. Financial highlights tables for the share classes of the Target Fund may be found in the Prospectus and the Annual Report and Semi-Annual Report, which are available without charge by calling (800) 441-7762 and are incorporated herein by reference.

	BlackRock LifePath® ESG Index Retirement Fund Investor A
	Six Months Ended 04/30/24 (unaudited)		Year Ended October 31,				Period from 08/18/20(a) to 10/31/20
(For a share outstanding throughout each period)			2023	2022	2021
Net asset value, beginning of period	$9.00		$8.89	$11.11	$9.79		$10.00

Net investment income(b)	0.13		0.22	0.20	0.14		0.02
Net realized and unrealized gain (loss)	0.77		0.10	(2.09)	1.32		(0.22)

Net increase (decrease) from investment operations	0.90		0.32	(1.89)	1.46		(0.20)

Distributions(c)
From net investment income	(0.10)		(0.21)	(0.19)	(0.14)		(0.01)
From net realized gain	—		—	(0.14)	(0.00	)(d)	—

Total distributions	(0.10)		(0.21)	(0.33)	(0.14)		(0.01)

Net asset value, end of period	$9.80		$9.00	$8.89	$11.11		$9.79

Total Return(e)
Based on net asset value	9.97	%(f)	3.50%	(17.34)%	15.02%		(2.00	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.19	%(h)	1.44%	1.57%	1.60%		2.22	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.36	%(h)	0.36%	0.36%	0.37%		0.29	%(h)

Net investment income	2.63	%(h)	2.39%	1.98%	1.32%		0.94	%(h)

Supplemental Data
Net assets, end of period (000)	$132		$134	$148	$129		$98

Portfolio turnover rate	4%		12%	17%	11%		1%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Amount is greater than $(0.005) per share.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

Financial Highlights (continued)

	BlackRock LifePath® ESG Index Retirement Fund Institutional
	Six Months Ended 04/30/24 (unaudited)		Year Ended October 31,				Period from 08/18/20(a) to 10/31/20
(For a share outstanding throughout each period)			2023	2022	2021
Net asset value, beginning of period	$9.00		$8.89	$11.11	$9.79		$10.00

Net investment income(b)	0.14		0.25	0.22	0.17		0.02
Net realized and unrealized gain (loss)	0.77		0.09	(2.09)	1.32		(0.22)

Net increase (decrease) from investment operations	0.91		0.34	(1.87)	1.49		(0.20)

Distributions(c)
From net investment income	(0.10)		(0.23)	(0.21)	(0.17)		(0.01)
From net realized gain	—		—	(0.14)	(0.00	)(d)	—

Total distributions	(0.10)		(0.23)	(0.35)	(0.17)		(0.01)

Net asset value, end of period	$9.81		$9.00	$8.89	$11.11		$9.79

Total Return(e)
Based on net asset value	10.16	%(f)	3.78%	(17.14)%	15.30%		(1.97	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.94	%(h)	1.19%	1.31%	1.35%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.11	%(h)	0.11%	0.11%	0.12%		0.05	%(h)

Net investment income	2.84	%(h)	2.64%	2.21%	1.57%		1.17	%(h)

Supplemental Data
Net assets, end of period (000)	$98		$90	$89	$111		$98

Portfolio turnover rate	4%		12%	17%	11%		1%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Amount is greater than $(0.005) per share.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

Financial Highlights (continued)

	BlackRock LifePath® ESG Index Retirement Fund Class K
	Six Months Ended 04/30/24 (unaudited)		Year Ended October 31,				Period from 08/18/20(a) to 10/31/20
(For a share outstanding throughout each period)			2023	2022	2021
Net asset value, beginning of period	$9.00		$8.89	$11.11	$9.79		$10.00

Net investment income(b)	0.14		0.26	0.23	0.17		0.02
Net realized and unrealized gain (loss)	0.78		0.09	(2.09)	1.32		(0.22)

Net increase (decrease) from investment operations	0.92		0.35	(1.86)	1.49		(0.20)

Distributions(c)
From net investment income	(0.11)		(0.24)	(0.22)	(0.17)		(0.01)
From net realized gain	—		—	(0.14)	(0.00	)(d)	—

Total distributions	(0.11)		(0.24)	(0.36)	(0.17)		(0.01)

Net asset value, end of period	$9.81		$9.00	$8.89	$11.11		$9.79

Total Return(e)
Based on net asset value	10.17	%(f)	3.84%	(17.10)%	15.35%		(1.96	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.89	%(h)	1.10%	1.26%	1.30%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.07	%(h)	0.06%	0.06%	0.07%		—	%(h)

Net investment income	2.88	%(h)	2.76%	2.26%	1.62%		1.23	%(h)

Supplemental Data
Net assets, end of period (000)	$3,091		$2,686	$1,615	$2,000		$1,763

Portfolio turnover rate	4%		12%	17%	11%		1%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Amount is greater than $(0.005) per share.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

INFORMATION ABOUT THE REORGANIZATION

The following summary of the Reorganization Agreement does not purport to be complete and is qualified in its entirety by reference to the form of Reorganization Agreement, a copy of which is attached as Appendix II—“Form of Agreement and Plan of Reorganization” and is incorporated herein by reference.

General

Under the Reorganization Agreement, the Reorganization will consist of (i) the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund, in exchange for the assumption by the Acquiring Fund of the Target Fund Stated Liabilities (as defined in Appendix II) and newly-issued shares of the Acquiring Fund (“Acquiring Fund Shares”) having an aggregate NAV equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the Target Fund Stated Liabilities; (ii) the distribution, on or as soon as practicable after the Closing Date (as defined in Appendix II), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iii) the termination, dissolution and complete liquidation of the Target Fund. The Acquiring Fund Shares issued to the Target Fund will have an aggregate NAV equal to the aggregate NAV of the Target Fund’s shares outstanding as of the close of trading on the NYSE on the business day immediately prior to the Closing Date of the Reorganization (the “Valuation Time”). Such NAV will be determined in accordance with the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Target Fund and the Acquiring Fund. In addition, prior to the Reorganization, the Target Fund intends to distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains (if any) not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains are generally subject to federal (and potentially state and local) income tax to shareholders in non-tax qualified accounts.

The Target Fund expects to distribute its Acquiring Fund Shares to the shareholders of the Target Fund promptly after the Closing Date. The distribution of Acquiring Fund Shares to the Target Fund’s shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of the Target Fund’s shareholders and transferring to those shareholder accounts the shares of the Acquiring Fund. Such newly-opened accounts on the books of the Acquiring Fund will represent the pro rata number of shares that the Target Fund is to receive under the terms of the Reorganization Agreement.

Upon distribution of such shares, all outstanding shares of the Target Fund will be redeemed as soon as practicable after the Closing Date in accordance with applicable state law and organizational documents of the Target Fund. Thereafter, the Target Fund will be abolished as a series of the Trust under Delaware state law.

As a result of the Reorganization, the Target Fund shareholder will own the class of shares of the Acquiring Fund set out in the table below. A Target Fund shareholder will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

If you own the following Target Fund Shares:	You will receive the following Acquiring Fund Shares:
Investor A	Investor A
Institutional	Institutional
Class K	Class K

No sales charge or fee of any kind will be assessed to Target Fund shareholders in connection with their receipt of shares of the Acquiring Fund in the Reorganization.

The Target Fund and the Acquiring Fund have made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Acquiring Fund and the Target Fund, respectively, are conditioned upon, among other things:

•	the SEC shall not have instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by the Reorganization Agreement under Section 25(c) of the 1940 Act;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of which this Combined Prospectus/ Information Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Target Fund to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of an opinion of counsel relating to, among other things, the tax-free nature of the Reorganization for U.S. federal income tax purposes.

The Reorganization Agreement may be terminated or amended by the mutual consent of the Target Fund and the Acquiring Fund.

The Board, including all of the Independent Board Members, believe the Reorganization is in the best interests of each Fund (as described more fully in “Reasons for the Reorganization” below) and that the interests of existing shareholders of each Fund will not be diluted as a result of consummation of the Reorganization.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•	the shareholders of the Target Fund will remain invested in a diversified, open-end fund that is part of the LifePath ESG Index investment program;

•

the investment objective of the Target Fund is substantially similar to the Acquiring Fund, although there are certain differences. The principal investment risks, strategies and restrictions of the Target Fund and the Acquiring Fund are the same or substantially similar. The Board considered the principal differences in the investment objectives between the Target Fund and the Acquiring Fund. See “Summary—Investment Objectives and Principal Investment Strategies;”

•

the Combined Fund is expected to give rise to possible operating efficiencies from its larger net asset size and the potential for further reduced gross expense ratios by sharing certain fixed costs over a larger asset base;

•	the Target Fund and the Acquiring Fund have the same expense structure, the same types of fees and the same fee rates;

•

the same investment adviser and portfolio managers (as described in “Comparison of the Funds— Management of the Funds”) that currently manage the Target Fund are expected to manage the Combined Fund following the closing of the Reorganization and BFA does not anticipate that the Reorganization will result in any decline in the level of investment advisory services from that historically provided to the Funds;

•

no increase in the advisory, administration or other fees, as a percentage of daily net assets, will occur as a result of the Reorganization, nor will there be any change in the contractual terms of the existing investment advisory agreement with BFA or other service agreements with any affiliates of BFA as a result of the Reorganization;

•

in addition to having the same investment adviser and administrator, the Target Fund and the Acquiring Fund have the same service providers, such as the custodian, transfer agent, principal underwriter, auditors and counsel;

•	the relative performance histories of each Fund. See “Comparison of the Funds—Performance Information;”

•

the shareholders of the Target Fund will not pay any sales charges in connection with the Reorganization. Shareholders of the Target Fund will receive shares of the Acquiring Fund, as indicated above in “Information about the Reorganization—General;”

•

there is expected to be no gain or loss recognized by shareholders for U.S. federal income tax purposes as a result of the Reorganization, because the Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. Prior to the Reorganization, however, the Target Fund intends to distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains (if any) not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains are generally subject to federal (and potentially state and local) income tax to shareholders in non-tax qualified accounts;

•

the Target Fund and the Acquiring Fund use the same methodology for valuing their assets, each shareholder of the Target Fund will receive shares of the same class of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the same class such shareholder of the Target Fund owns immediately prior to the Reorganization, and the interests of the shareholders of the Target Fund and the Acquiring Fund will not be diluted as a result of the Reorganization; and

•

The total estimated expenses of the Reorganization (including auditor and legal fees and the costs of preparing and filing the Combined Prospectus/Information Statement) are approximately $150,000. The foregoing estimated expenses will be borne by BFA or its affiliates under the Funds’ unitary administration fee structure, regardless of whether the Reorganization is consummated.

For these and other reasons, the Board, including all of the Independent Board Members, approved the Reorganization Agreement. The Board determined that, based on an assumption that all of the facts and circumstances existing at the time of closing of the Reorganization are not materially different from those presented to the Board at the Approval Meeting, the Reorganization is in the best interests of each Fund and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization. The Board’s determinations were based on a comprehensive evaluation of the information provided to it. During the review, the Board did not identify any particular information or consideration that was all-important or controlling.

Material U.S. Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or different interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons that hold shares of the Target Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to shareholders that are subject to special treatment under U.S. federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders should consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of the Reorganization that the Trust, on behalf of each Fund, receive an opinion from Sidley Austin LLP, tax counsel to the Trust, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

•

no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of stated liabilities of the Target Fund;

•

no gain or loss will be recognized by the Target Fund upon the transfer of the Assets of the Target Fund to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities of the Target Fund or upon the distribution of Acquiring Fund Shares to Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund, except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

•	no gain or loss will be recognized by the Target Fund shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares pursuant to the Reorganization;

•

the aggregate tax basis of Acquiring Fund Shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor by such shareholder;

•

the holding period of Acquiring Fund Shares to be received by each Target Fund shareholder pursuant to the Reorganization will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the time of the Reorganization;

•

the tax basis of the assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Target Fund immediately before the Reorganization, except for certain adjustments that may be required to be made solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of gain recognized on the transfer of certain assets of the Target Fund; and

•

the holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund, except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

The opinion of Sidley Austin LLP relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering the opinion, Sidley Austin LLP will also rely upon certain representations of the management of the Acquiring Fund and the Target Fund and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. The opinion will not express an opinion on the tax effects to the Target Fund or the Acquiring Fund of marking to market certain categories of assets as of the closing of the taxable year of the Target Fund at the time of the Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

The Combined Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Target Fund and its shareholders.

It is anticipated that the Target Fund will dispose of certain of its holdings prior to the Reorganization as part of the Realignment Sales; however, it is expected that the transaction costs and capital gains impact of such dispositions will be minimal. When such portfolio assets are sold in the Realignment Sales, or deemed sold as a result of the termination of the Target Fund’s taxable year due to the Reorganization, the tax impact of such sales, deemed sales or transfers will depend on the difference between the price at which such portfolio assets are sold, deemed sold or transferred, and the Target Fund’s basis in such assets. Based on the value of portfolio securities as of May 31, 2024, the net capital gains from such sales, deemed sales or transfers are not expected to be material. However, the actual results may vary depending on market prices. Prior to the Reorganization, the Target Fund intends to distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains (if any) not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains are generally subject to federal (and potentially state and local) income tax to shareholders in non-tax qualified accounts.

Based on the value of portfolio securities as of May 31, 2024, neither the Target Fund nor the Acquiring Fund is expected to have material capital loss carryforwards.

Shareholders of the Target Fund may redeem their shares at any time prior to the closing of the Reorganization. Generally, these are taxable transactions to shareholders in non-tax qualified accounts. Shareholders are urged to consult with their own tax advisers on the U.S. federal income tax consequences of any such redemption, as well as the effects of state, local and non-U.S. tax laws.

Expenses of the Reorganization

The total estimated expenses of the Reorganization (including auditor and legal fees and the costs of preparing and filing the Combined Prospectus/Information Statement) are approximately $150,000. The foregoing estimated expenses will be borne by BFA or its affiliates under the Funds’ unitary administration fee structure, regardless of whether the Reorganization is consummated.

The expenses of the Reorganization include, but are not limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the Board, obtaining an opinion of counsel as to certain tax matters, the preparation of the Reorganization Agreement and the N-14 registration statement, fees of the SEC and any state securities commission, transfer agency fees, auditing fees associated with each Fund’s financial statements, portfolio transfer taxes (if any), expenses relating to preparing, printing and mailing the Combined Prospectus/Information Statement and any other materials to be used in connection with the Board meetings, and any other legal and auditing fees in connection with the foregoing.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Acquiring Fund will establish a position for each Target Fund shareholder on the books of the Acquiring Fund containing the appropriate number of shares of the Acquiring Fund to be received in the Reorganization. No certificates for shares of the Acquiring Fund will be issued in connection with the Reorganization.

Legal Matters

Certain legal matters concerning the U.S. federal income tax consequences of the Reorganization will be passed on by Sidley Austin LLP, counsel to the Funds. Certain legal matters of Delaware law concerning the issuance of shares of the Acquiring Fund will be passed on by Morris, Nichols, Arsht & Tunnell LLP, which serves as Delaware counsel to the Acquiring Fund.

OTHER INFORMATION

Capitalization

The following table sets forth as of April 30, 2024: (i) the unaudited capitalization of Investor A, Institutional and Class K Shares of the Target Fund; (ii) the unaudited capitalization of Investor A, Institutional and Class K Shares of the Acquiring Fund; and (iii) the unaudited pro forma combined capitalization of Investor A, Institutional and Class K Shares of the Combined Fund assuming the Reorganization has been completed. As of April 30, 2024, the total net assets of (i) the Target Fund were $2,894,623 and (ii) the Acquiring Fund were $3,320,484. As of April 30, 2024, the total net assets of the Combined Fund would have been $6,197,503 on a pro forma basis. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

	Target Fund Investor A Shares	Acquiring Fund Investor A Shares	Pro Forma Adjustments to Acquiring Fund Investor A Shares[1]	Combined Fund Pro Forma Investor A Shares[2]
Net Assets	$393,925	$131,597	$(2,396)	$523,126
Shares Outstanding	38,411	13,426	1,534	53,371
NAV per Share	$10.26	$9.80		$9.80

	Target Fund Institutional Shares	Acquiring Fund Institutional Shares	Pro Forma Adjustments to Acquiring Fund Institutional Shares	Combined Fund Pro Forma Institutional Shares[1]
Net Assets	$102,696	$98,088	$(625)	$200,159
Shares Outstanding	10,000	10,000	406	20,406
NAV per Share	$10.27	$9.81		$9.81

	Target Fund Class K Shares	Acquiring Fund Class K Shares	Pro Forma Adjustments to Acquiring Fund Class K Shares	Combined Fund Pro Forma Class K Shares[1]
Net Assets	$2,398,002	$3,090,799	$(14,583)	$5,474,218
Shares Outstanding	233,540	315,051	9,406	557,997
NAV per Share	$10.27	$9.81		$9.81

[1]	Adjusted for an estimated income distribution of $17,604.

[2]	Assumes the Reorganization had taken place on April 30, 2024.

Shareholder Information

As of July 10, 2024, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Target Fund. As of such date, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund, except as follows:

Name	Address	%	Class
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	27.22%	Investor A Shares
BlackRock Financial Management Inc.	50 Hudson Yards New York, NY 10001-2180	26.02%	Investor A Shares
BNYM I S Trust Co Cust IRA	301 Bellevue Parkway Wilmington, DE 19809	12.94%	Investor A Shares

Name	Address	%	Class
BNYM I S Trust Co Cust Sep IRA	301 Bellevue Parkway Wilmington, DE 19809	6.74%	Investor A Shares
BNYM I S Trust Co Cust Simple IRA	301 Bellevue Parkway Wilmington, DE 19809	6.36%	Investor A Shares
BNYM I S Trust Co Cust Rollover IRA	301 Bellevue Parkway Wilmington, DE 19809	5.69%	Investor A Shares
BlackRock Financial Management Inc.	50 Hudson Yards New York, NY 10001-2180	100%	Institutional Shares
BlackRock Financial Management Inc.	50 Hudson Yards New York, NY 10001-2180	62.39%	Class K Shares
Ascensus Trust Company	P.O. Box 10758 Fargo, ND 58106	19.26%	Class K Shares
Matrix Trust Company	35 Iron Point Circle Folsom, CA 95630	8.14%	Class K Shares
State Street Bank and Trust TTEE	1 Lincoln Street-2901 Boston, MA 02111	7.47%	Class K Shares

As of July 10, 2024, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Acquiring Fund. As of such date, no person was known by the Acquiring Fund to own beneficially or of record 5% or more of any class of shares of the Acquiring Fund, except as follows:

Name	Address	%	Class
BlackRock Financial Management Inc.	50 Hudson Yards New York, NY 10001-2180	74.32%	Investor A Shares
BNYM I S Trust Co Cust	301 Bellevue Parkway Wilmington, DE 19809	13.42%	Investor A Shares
BNYM I S Trust Co Cust	301 Bellevue Parkway Wilmington, DE 19809	6.51%	Investor A Shares
National Financial Services LLC	499 Washington Blvd, Floor 5 Jersey City, NJ 07310-2010	5.73%	Investor A Shares
BlackRock Financial Management Inc.	50 Hudson Yards New York, NY 10001-2180	100%	Institutional Shares
BlackRock Financial Management Inc.	50 Hudson Yards New York, NY 10001-2180	56.50%	Class K Shares
Mid Atlantic Trust Company	1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	33.42%	Class K Shares
Matrix Trust Company	35 Iron Point Circle Folsom, CA 95630	5.31%	Class K Shares

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing tables is identified as the beneficial holder of more than 25% of a Fund, or is identified as the holder of record of more than 25% of a Fund and has voting and/or investment powers, such shareholder may be presumed to control such Fund.

Shareholder Rights and Obligations

Each Fund is series of BlackRock Funds III (previously defined as the “Trust), a statutory trust organized under the laws of the State of Delaware. Under the Trust’s organizational documents, each Fund is authorized to issue an unlimited number of shares of beneficial interest, with no par value.

With respect to each Fund, shares of the same class within such Fund have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. With respect to each Fund, each class of shares within such Fund bears its own expenses related to its distribution of shares (and other expenses such as shareholder or administrative services), and has exclusive voting rights with respect to matters relating to the class’ account maintenance and/or distribution expenditures.

The shares of each Fund have no conversion or exchange rights except as the Board may grant in its discretion. There are no preemptive or appraisal rights in connection with the shares of either the Target Fund or the Acquiring Fund. When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of the Acquiring Fund, issued in connection with the Reorganization), all shares are fully paid and non-assessable.

APPENDIX I

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions:

Each Fund may not:

1.	Concentrate its investments in a particular industry, as that term is used in the Investment Company Act.

2.	Borrow money, except as permitted under the Investment Company Act.

3.	Issue senior securities to the extent such issuance would violate the Investment Company Act.

4.

Purchase or hold real estate, except each Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and each Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.

5.	Underwrite securities issued by others, except to the extent that the sale of portfolio securities by each Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.

6.	Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.

7.	Make loans to the extent prohibited by the Investment Company Act.

8.	Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act.

Notations Regarding the Funds’ Fundamental Investment Restrictions

The following notations are not considered to be part of each Fund’s fundamental investment restrictions and are subject to change without shareholder approval.

With respect to the fundamental policy relating to concentration set forth in (1) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The Commission staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. Government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to a Fund’s industry classifications, each Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to each Fund as to how to classify issuers within or among industries.

With respect to the fundamental policy relating to borrowing money set forth above, the Investment Company Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (The Fund’s total assets include the amounts being borrowed.) In addition, the Fund has received an exemptive order from the SEC permitting it to borrow through the Interfund Lending Program (discussed below), subject to the conditions of the exemptive order. To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to underwriting set forth in (5) above, the Investment Company Act does not prohibit each Fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the Investment Company Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “Securities Act”). Although it is not believed that the application of the Securities Act provisions described above would cause a Fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent a Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.

With respect to the fundamental policy relating to lending set forth in (7) above, the Investment Company Act does not prohibit a fund from making loans (including lending its securities); however, Commission staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.

Each Fund is currently classified as a diversified fund under the Investment Company Act. This means that a Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the Investment Company Act, the Funds cannot change their classification from diversified to non-diversified without shareholder approval.

Non-Fundamental Investment Restrictions:

Under its non-fundamental investment restrictions, which may be changed by the Board without shareholder approval, each Fund may not:

(1)

Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, each Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

(2)	Make short sales of securities or maintain a short position, except to the extent permitted by each Fund’s Prospectus and SAI, as amended from time to time, and applicable law.

Notwithstanding any other investment policy or restriction (whether or not fundamental), the Underlying Funds in which the Funds may invest have adopted certain investment restrictions that may be different from those listed above, thereby permitting the Funds to engage indirectly in investment strategies that are prohibited under the restrictions listed above. The investment restrictions of each Underlying Fund are set forth in its respective statement of additional information.

Unless otherwise indicated, all limitations under each Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of a Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until BFA determines that it is practicable to sell or close out the investment without undue market or tax consequences.

APPENDIX II

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ] 2024, by and between BlackRock Funds III, a registered investment company and a Delaware statutory trust (the “Trust”), on behalf of BlackRock LifePath® ESG Index 2025 Fund, a separate series of the Trust (the “Target Fund”), and the Trust, on behalf of BlackRock LifePath® ESG Index Retirement Fund, a separate series of the Trust (the “Acquiring Fund”).

This Agreement is intended to be, and is adopted as, a plan for the reorganization of the Target Fund with the Acquiring Fund upon the terms and conditions set forth in this Agreement (the “Reorganization”). The Reorganization is intended to qualify as a reorganization of the Target Fund and Acquiring Fund within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The Reorganization will consist of: (i) the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund, in exchange for the assumption by the Acquiring Fund of the Target Fund Stated Liabilities (as defined in paragraph 1.3) and shares of the Acquiring Fund (the “Acquiring Fund Shares”) having an aggregate net asset value equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the Target Fund Stated Liabilities; (ii) the distribution, on or as soon as practicable after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iii) the termination, dissolution and complete liquidation of the Target Fund.

WHEREAS, the Target Fund and Acquiring Fund are each a separate series of the Trust, which is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940 (the “1940 Act”);

WHEREAS, each of the Acquiring Fund and the Target Fund qualifies as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined that the Reorganization is in the best interests of the Acquiring Fund and that interests of the existing shareholders of the Acquiring Fund will not be diluted with respect to net asset value as a result of the Reorganization; and

WHEREAS, the Board has determined that the Reorganization is in the best interests of the Target Fund and that interests of the existing shareholders of the Target Fund will not be diluted with respect to net asset value as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

REORGANIZATION

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Fund agrees to convey, transfer and deliver substantially all of the assets of the Target Fund free and clear of all liens, encumbrances and claims whatsoever to the Acquiring Fund. In exchange, the Acquiring Fund agrees to: (i) deliver to the Target Fund, the number of full and fractional Acquiring Fund Shares, determined by dividing: (A) the aggregate value of the Target Fund’s assets with respect to each class of the Target Fund, net of the Target Fund Stated Liabilities (as defined in paragraph 1.3 with respect to each class of the Target Fund), computed in the manner and as of the time and date set forth in paragraph 2.1, by (B) the net asset value of one share of the corresponding class of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) assume the Target Fund Stated Liabilities described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1. For the purposes of this Agreement, the Investor A Shares of the Target Fund correspond to the Investor A Shares of the Acquiring Fund, Institutional Shares of the Target Fund correspond to Institutional Shares of the Acquiring Fund and Class K Shares of the Target Fund correspond to Class K Shares of the Acquiring Fund and the term “Acquiring Fund Shares” should be read to include each such class of shares of the Acquiring Fund unless the context otherwise requires.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Trust, on behalf of the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records relating to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.2 and other than the rights of the Trust, on behalf of the Target Fund, under this Agreement (the “Assets”).

1.3 LIABILITIES TO BE ASSUMED. The Trust, on behalf of the Target Fund, will endeavor to identify and discharge, to the extent practicable, all of the Target Fund’s liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Target Fund set forth in the Target Fund’s statement of assets and liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.2 (the “Target Fund Stated Liabilities”). The Acquiring Fund shall assume only the Target Fund Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Target Fund.

1.4 STATE FILINGS. Prior to the Closing Date, the Trust shall make any filings with the State of Delaware that are required under the laws of the State of Delaware to be made prior to the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION OF ACQUIRING FUND SHARES. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business at the Valuation Time (as defined below) (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Such distribution will be in exchange for the Target Fund shares and will be accomplished by the transfer on the books of the Acquiring Fund of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number and class of Acquiring Fund Shares due Target Fund Shareholders; and the Target Fund will be dissolved and terminated as a separate series of the Trust. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent (the “Acquiring Fund Transfer Agent”).

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Trust, on behalf of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust, on behalf of the Target Fund.

1.9 BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Target Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.10 ACTION BY THE TRUST. The Trust shall take all actions expressed herein as being the obligations of the Trust, on behalf of the Acquiring Fund and on behalf of the Target Fund, as the case may be.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day prior to the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to paragraph 7.2, using the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. Full Acquiring Fund Shares, and to the extent necessary, fractional Acquiring Fund Shares, of an aggregate net asset value equal to the gross value of the Assets of the Target Fund acquired, determined as provided in paragraph 2.1 above, reduced by the amount of the Target Fund Stated Liabilities assumed by the Acquiring Fund, shall be issued by the Acquiring Fund in exchange for such Assets of the Target Fund. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed as of the Valuation Time, using the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur in the fourth quarter of 2024, or such other date as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of 7:00 a.m. on the Closing Date. The Closing shall be held at the offices of Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Trust, on behalf of the Target Fund, shall instruct the custodian for the Target Fund (the “Target Fund Custodian”) to deliver at the Closing a certificate of an authorized officer stating that: (i) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (ii) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of Assets by the Target Fund. The Target Fund’s Assets represented by a certificate or other written instrument shall be presented by the Target

Fund Custodian to the custodian for the Acquiring Fund (the “Acquiring Fund Custodian”) for examination no later than five (5) business days preceding the Closing Date and all Assets of the Target Fund at the Valuation Time shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s Assets deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Acquiring Fund Custodian. The cash to be transferred by the Trust, on behalf of the Target Fund, shall be transferred and delivered by the Trust, on behalf of the Target Fund, as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, as of the Valuation Time, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Trust, on behalf of the Target Fund, shall instruct the Target Fund’s transfer agent (the “Target Fund Transfer Agent”) to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Target Fund Shareholders as of the Valuation Time, and the number and percentage ownership (to four decimal places) of outstanding shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Trust, on behalf of the Acquiring Fund, shall issue and deliver, or instruct the Acquiring Fund Transfer Agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If the Trust, on behalf of the Target Fund, is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund Custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Trust, on behalf of the Target Fund, shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the Acquiring Fund Custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TRUST ON BEHALF OF THE TARGET FUND. The Trust, on behalf of the Target Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, as follows:

(a) The Trust is a statutory trust that is duly formed, validly existing and in good standing under the laws of the State of Delaware. The Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Trust or the Target Fund. The Target Fund is a legally designated, separate series of the Trust. The Trust, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of its properties and Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) The Registration Statement on Form N-14 of the Trust with respect to the Acquiring Fund and the Combined Prospectus/Information Statement contained therein relating to the transactions contemplated by the Agreement that is filed with the Commission and becomes effective, as such Registration Statement may be amended or supplemented subsequent to the effective date of the Registration Statement (the “Registration Statement”), as of such effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Target Fund based on information provided in writing by the Trust, on behalf of the Target Fund, for inclusion therein, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not contain, as it relates to the Target Fund based on information provided in writing by the Trust, on behalf of the Target Fund, for inclusion therein, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading. Any written information furnished by the Trust, with respect to the Target Fund, for use in the Registration Statement or any other materials provided by the Trust in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

(d) The Trust’s prospectus, statement of additional information and shareholder reports, in each case relating to the Target Fund and to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not include any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements, in the light of the circumstances under which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles VI and VIII of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Target Fund, will not result in the violation of Delaware law, or any provision of the Trust’s trust instrument or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust is a party, on behalf of the Target Fund, or by which the Trust, on behalf of the Target Fund, is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party, on behalf of the Target Fund, or by which the Trust, on behalf of the Target Fund, is bound.

(f) The Trust, on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or reflected as Target Fund Stated Liabilities or in the statement of assets and liabilities as provided in paragraph 5.2 hereof.

(g) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or to the Trust’s knowledge threatened against the Target Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Trust, on behalf of the Target Fund, to carry out the transactions contemplated by this Agreement. The Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund for the fiscal year ended October 31, 2023, which have been audited by [ ], and the unaudited financial statements of the Target Fund for the semi-annual period ended April 30, 2024 have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements of the Target Fund for the fiscal year ended October 31, 2023 and the unaudited financial statements of the Target Fund for the semi-annual period ended April 30, 2024, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business). For the purposes of this paragraph 4.1(i), the discharge of the Target Fund’s liabilities or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change.

(j) Since May [ ], 2024, there has not been (i) any pending or to the knowledge of the Trust threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Target Fund; (ii) any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Target Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; (v) any amendment of the Trust’s organizational documents in a manner materially affecting the Target Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable .

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the knowledge of the Trust, on behalf of the Target Fund, after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Trust has an unlimited number of authorized shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933 (“1933 Act”) and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of the Target Fund will, at the Valuation Time, be held by the persons and in the amounts set forth in the records of the Target Fund Transfer Agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any of the Target Fund shares.

(m) At the Closing Date, the Target Fund will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Delaware state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) (i) The Trust, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein; (ii) the execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust, on behalf of the Target Fund; and (iii) this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable in accordance with its terms, and no other action or proceedings by the Trust, on behalf of the Target Fund, are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Trust, on behalf of the Target Fund, for use in no-action letters, applications for orders, registration statements, information statement materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(p) The Target Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”) as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code for its taxable year through the date of Reorganization; and has satisfied the distribution requirements imposed by the Code for each of its taxable years closing before the Closing Date and will satisfy the distribution requirements imposed by the Code for the taxable year ending on the Closing Date.

(q) Except for the Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated herein, except those that have already been obtained. No consent of or notice to any third party or entity other than notice to the Target Fund Shareholders is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated by this Agreement.

(r) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the Valuation Time, which, together with all previous dividends and distributions, shall have the effect of distributing to the Target Fund Shareholders all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

(s) The Target Fund, or its agents, (1) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding and Reporting (Individuals), a valid Form W-8BEN-E, Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding and Reporting (Entities) (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Target Fund Shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Target Fund to such shareholder, and/or (2) has otherwise timely instituted the appropriate nonresident alien or foreign corporation or backup withholding procedures with respect to such shareholder as provided by Sections 1441, 1442, 1471 and 3406 of the Code.

4.2 REPRESENTATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Target Fund, as follows:

(a) The Trust is a statutory trust that is duly formed, validly existing and in good standing under the laws of the State of Delaware. The Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Trust or the Acquiring Fund. The Acquiring Fund is a legally designated, separate series of the Trust. The Trust, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not contain, as it relates to the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading, except that no representations and warranties in this paragraph 4.2(c) apply to statements or omissions made in reliance upon and in conformity with written information concerning the Target Fund furnished to the Acquiring Fund by the Trust, on behalf of the Target Fund, from the effective date of the Registration Statement through and on the Closing Date. Any written information furnished by the Trust, with respect to the Acquiring Fund, for use in the Registration Statement or any other materials provided by the Trust, with respect to the Acquiring Fund, in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

(d) The prospectus, statement of additional information and shareholder reports of the Trust, in each case relating to the Acquiring Fund, to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not include any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements, in the light of the circumstances under which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles VII and VIII of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Acquiring Fund, will not result in the violation of, Delaware law, or any provision of the Trust’s trust instrument or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust is a party, on behalf of the Acquiring Fund, or by which the Trust, on behalf of the Acquiring Fund, is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party, on behalf of the Acquiring Fund, or by which the Trust, on behalf of the Acquiring Fund, is bound.

(f) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or to the Trust’s knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Trust, on behalf of the Acquiring Fund, to carry out the transactions contemplated by this Agreement. The Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Fund for the fiscal year ended October 31, 2023, which have been audited by [ ], and the unaudited financial statements of the Acquiring Fund for the semi-annual period ended April 30, 2024 have been prepared in accordance with GAAP consistently applied, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements of the Acquiring Fund for the fiscal year ended October 31, 2023, and the unaudited financial statements of the Acquiring Fund for the semi-annual period ended April 30, 2024, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund (other than changes occurring in the ordinary course of business). For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of the Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(i) Since May [ ], 2024, there has not been (i) any pending or to the knowledge of the Trust threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Acquiring Fund; (ii) any option to purchase or other right to acquire shares of the Acquiring Fund issued or granted by or on behalf of the Acquiring Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Acquiring Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Acquiring Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Acquiring Fund for borrowed money or any commitment to borrow money by or on behalf of the Acquiring Fund; (v) any amendment of the Trust’s organizational documents in a manner materially affecting the Acquiring Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Acquiring Fund other than a lien for taxes not yet due and payable.

(j) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the knowledge of the Trust, on behalf of the Acquiring Fund, after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(k) The Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act, and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares and has no outstanding securities convertible into any of the Acquiring Fund shares.

(l) At the Closing Date, the Acquiring Fund will have good and marketable title to all of its assets, and full right, power and authority to sell, assign, transfer and deliver such assets, free of any lien or other encumbrance, except those liens or encumbrances as to which the Target Fund has received notice at or prior to the Closing Date, and which have been taken into account in the net asset valuation of the Acquiring Fund.

(m) The Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust, on behalf of the Acquiring Fund. This Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, and no other action or proceedings by the Trust, on behalf of the Acquiring Fund, are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable by the Acquiring Fund.

(o) The information to be furnished by the Trust, on behalf of the Acquiring Fund, for use in no-action letters, applications for orders, registration statements, information statement materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(p) The Acquiring Fund has elected to qualify and has qualified as a RIC as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code for its taxable year in which the Reorganization occurs; and has satisfied the distribution requirements imposed by the Code for each of its taxable years closing before the Closing Date and will satisfy the distribution requirements imposed by the Code for its taxable year in which the Reorganization occurs.

(q) Except for the Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein, except those that have already been obtained. No consent of or notice to any third party or entity is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND, AND THE TRUST, ON BEHALF OF THE TARGET FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraphs 7.2 and 7.5, the Trust, on behalf of each of the Acquiring Fund and the Target Fund, will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENT OF ASSETS AND LIABILITIES. At least five business days prior to the Closing Date, the Trust, on behalf of the Target Fund, will prepare and deliver to the Acquiring Fund a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the assets and the liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Trust, on behalf of the Target Fund, will deliver at the Closing (1) a statement of Assets and Target Fund Stated Liabilities as of the Valuation Time and (2) a list of the Target Fund’s Assets as of the Closing Date showing the tax costs of each of its assets by lot and the holding periods of such Assets, and certified by the Treasurer or Assistant Treasurer of the Trust, on behalf of the Target Fund.

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Trust, on behalf of the Target Fund, shall make available to the Trust’s officers and agents all books and records of the Target Fund and the Trust, on behalf of the Acquiring Fund, shall make available to the Trust’s officers and agents all books and records of the Trust relating to the Acquiring Fund.

5.4 ADDITIONAL INFORMATION. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5 CONTRACT TERMINATION. The Trust, on behalf of the Target Fund, will terminate all agreements to which the Trust, on behalf of the Target Fund, is a party (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Target Fund Stated Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Trust, on behalf of the Acquiring Fund and the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Trust, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 PREPARATION OF REGISTRATION STATEMENT. The Trust, on behalf of the Acquiring Fund, will prepare and file with the Commission the Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders. The Registration Statement shall include a Combined Prospectus/Information Statement relating to the transactions contemplated by this Agreement. At the time the Registration Statement becomes effective and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, including any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made therein not misleading, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization of the Target Fund and the Acquiring Fund within the meaning of Section 368(a) of the Code.

Neither the Acquiring Fund nor the Target Fund (nor the Trust, on behalf of either the Acquiring Fund or the Target Fund) shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trust, on behalf of the Acquiring Fund and the Target Fund, will take such action, or cause such action to be taken, as is reasonably necessary to enable Sidley Austin LLP, U.S. federal income tax counsel to the Trust, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Sidley Austin LLP).

5.9 REASONABLE BEST EFFORTS. The Trust, on behalf of the Acquiring Fund and the Target Fund, shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.10 AUTHORIZATIONS. The Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.11 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, the Target Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for U.S. federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.

5.12 INFORMATION STATEMENT. The Trust, on behalf of the Target Fund, agrees to mail to its respective shareholders of record, in sufficient time to comply with requirements as to notice thereof, the Combined Prospectus/Information Statement contained in the Registration Statement, which complies in all material respects with the applicable provisions of Section 14(c) of the 1934 Act, and the rules and regulations thereunder .

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE TARGET FUND

The obligations of the Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by the Acquiring Fund (or the Trust, on behalf of the Acquiring Fund), pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Board has approved this Agreement with respect to the Target Fund.

6.3 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions nor any material increase in the investment management fee rate or other fee rates the Acquiring Fund is currently contractually obligated to pay for services provided to the Acquiring Fund, nor any material reduction in the fee waiver or expense reduction undertakings (either voluntary or contractual) from those described in the Registration Statement, if any.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Target Fund, of all the obligations to be performed by the Target Fund (or the Trust, on behalf of the Target Fund) pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends and distributions, shall have the effect of distributing to the Target Fund Shareholders all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

7.3 The Board has approved this Agreement with respect to the Acquiring Fund.

7.4 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any material increase in the investment management fee rate or other fee rates the Target Fund is currently contractually obligated to pay for services provided to the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings (either voluntary or contractual) from those described in the Registration Statement.

7.5 The Trust, on behalf of the Target Fund, shall have taken all steps required to terminate all agreements to which it is a party on behalf of the Target Fund (other than this Agreement) and pursuant to which the Target Fund has outstanding or contingent liabilities, unless such liabilities have been accrued as part of the Target Fund Stated Liabilities.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND, AND THE TRUST, ON BEHALF OF THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Trust, the Target Fund or the Acquiring Fund, the other parties to this Agreement shall, at their option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Commission shall not have instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.2 All third-party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.3 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Trust with respect to the Acquiring Fund on Form N-1A under the 1933 Act covering the sale of shares of the Acquiring Fund shall be effective.

8.4 As of the Closing Date, there shall be no pending litigation brought by any person against the Acquiring Fund, the Target Fund or the Trust or any of the investment advisers, directors, trustees or officers of the foregoing, as applicable, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.5 The Trust, on behalf of each of the Acquiring Fund and the Target Fund, shall have received an opinion of Sidley Austin LLP, United States tax counsel to the Trust, substantially to the effect that, based on certain facts, assumptions and representations of the parties, for U.S. federal income tax purposes:

(a) (i) the transfer of substantially all of the Assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities followed by the distribution of Acquiring Fund Shares to the Target Fund Shareholders, and (ii) the termination, dissolution and liquidation of the Target Fund, all pursuant to the Agreement, will be a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities;

(c) no gain or loss will be recognized by the Target Fund upon the transfer of the Assets of the Target Fund to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities or upon the distribution of Acquiring Fund Shares to Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the

Target Fund, except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

(d) no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares pursuant to the Reorganization;

(e) the aggregate tax basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor by such shareholder;

(f) the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the time of the Reorganization;

(g) the tax basis of the Assets acquired by the Acquiring Fund will be the same as the tax basis of such Assets to the Target Fund immediately before the Reorganization, except for certain adjustments that may be required to be made solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of gain recognized on the transfer of certain assets of the Target Fund; and

(h) the holding period of the Assets in the hands of the Acquiring Fund will include the period during which those Assets were held by the Target Fund, except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

Such opinion shall be based on customary assumptions and such representations as Sidley Austin LLP may reasonably request, and the Trust, on behalf of each of the Target Fund and the Acquiring Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, the Trust, on behalf of either the Acquiring Fund or the Target Fund, may not waive the conditions set forth in this paragraph 8.5.

The Tax Opinion will not express an opinion on the effect of the Reorganization on the Target Fund with respect to the recognition of any unrealized gain or loss for any Asset that is required to be marked to market for U.S. federal income tax purposes upon termination of the Target Fund’s taxable year or as a result of the transfer of certain assets of the Target Fund.

ARTICLE IX

EXPENSES

The Target Fund and the Acquiring Fund (each for purposes of this Article IX only, a “Fund”) will bear expenses incurred in connection with the Reorganization, including but not limited to, costs related to the preparation and distribution of materials distributed to the Board. Each Fund’s portion of the expenses incurred in connection with the Reorganization will be paid by BlackRock Fund Advisors or its affiliates under the Funds’ unitary administration fee structure. Reorganization expenses include, but are not limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the Board, obtaining an opinion of counsel as to certain tax matters, the preparation of this Agreement and the Registration Statement, fees of the Commission and any state securities commission, transfer agency fees, auditing fees associated with each Fund’s financial statements, portfolio transfer taxes (if any), expenses relating to preparing, printing and mailing the Combined Prospectus/Information Statement and any other materials to be used in connection with the Board meetings, and any other legal and auditing fees in connection with the foregoing.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Trust, on behalf of each of the Acquiring Fund and the Target Fund, agrees that no party has made to another party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Trust, on behalf of each of the Acquiring Fund and the Target Fund. In addition, the Trust, on behalf of either the Acquiring Fund or the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by one of the other parties of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party and/or one or more other parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any party. In the event of willful default, all remedies at law or in equity of the party or parties adversely affected shall survive.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust, on behalf of each of the Target Fund and the Acquiring Fund, as specifically authorized by the Board.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of New York without giving effect to principles of conflicts of law.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 The names “BlackRock Funds III” and “Trustees of BlackRock Funds III” refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under an Amended and Restated Agreement and Declaration of Trust dated November 17, 2006, as amended, which is hereby referred to and a copy of which is on file at the principal office of the Trust. Such Amended and Restated Agreement and Declaration of Trust provides that no Trustee, shareholder, officer, employee or agent of the Trust shall personally be bound by or liable hereunder, nor shall resort be had to their private property for the satisfaction of any obligation or claim hereunder or otherwise in connection with the affairs of the Trust.

ARTICLE XIV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Target Fund, 400 Howard Street, San Francisco, California 94105, Attention: John M. Perlowski, Chief Executive Officer; or to the Acquiring Fund, 400 Howard Street, San Francisco, California 94105, Attention: John M. Perlowski, Chief Executive Officer, or to any other address that the Target Fund or the Acquiring Fund shall have last designated by notice to the other parties.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

BLACKROCK FUNDS III, ON BEHALF OF ITS SERIES BLACKROCK LIFEPATH® ESG INDEX 2025 FUND

By:
Name:
Title:

BLACKROCK FUNDS III, ON BEHALF OF ITS SERIES BLACKROCK LIFEPATH® ESG INDEX RETIREMENT FUND

By:
Name:
Title:

The information in this document is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This document is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JULY 19, 2024

BLACKROCK FUNDS III

BlackRock LifePath® ESG Index 2025 Fund

BLACKROCK FUNDS III

BlackRock LifePath® ESG Index Retirement Fund

PART B

STATEMENT OF ADDITIONAL INFORMATION

[   ], 2024

This Statement of Additional Information (the “SAI”) relates to the reorganization (the “Reorganization”) of BlackRock LifePath® ESG Index 2025 Fund (the “Target Fund”), a series of BlackRock Funds III (the “Trust”), into BlackRock LifePath® ESG Index Retirement Fund (the “Acquiring Fund”), a series of the Trust.

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.”

This SAI contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but which is not included in the Combined Prospectus/Information Statement dated [   ], 2024 (the “Combined Prospectus/Information Statement”).

As described in the Combined Prospectus/Information Statement, the Reorganization will involve the transfer and delivery of substantially all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund, including fractional shares, if any (the “Acquiring Fund Shares”). Acquiring Fund Shares will then be distributed pro rata by the Target Fund to its shareholders and the Target Fund will be terminated, dissolved and liquidated.

This SAI is not a prospectus and should be read in conjunction with the Combined Prospectus/Information Statement. Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to BlackRock at 400 Howard Street, San Francisco, California 94105, or by calling (800) 441-7762.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Information Statement.

Page

Additional Information	S-3

Financial Statements	S-3

Supplemental Financial Information	S-3

ADDITIONAL INFORMATION

Further information about the Acquiring Fund is contained in the Acquiring Fund’s Statement of Additional Information. The Acquiring Fund’s Statement of Additional Information, dated February 28, 2024, as supplemented through the date of this SAI, is incorporated herein by reference (Securities Act File No.  033-54126).

FINANCIAL STATEMENTS

This SAI incorporates by reference the (i)  Annual Report to Shareholders of the Target Fund and the Acquiring Fund for the fiscal year ended October 31, 2023, filed January 5, 2024 (0001193125-24-003274) and (ii) Semi-Annual Report to Shareholders of the Target Fund and the Acquiring Fund for the six-month period ended April 30, 2024, filed July 3, 2024 (0001193125-24-174875), each as filed with the Securities and Exchange Commission. The financial statements therein, and, in the case of the Annual Report, the report of the independent registered public accountant therein, are incorporated herein by reference. No other parts of the Funds’ Annual Report or Semi-Annual Report are incorporated by reference herein.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Acquiring Fund and the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “Summary—Fees and Expenses” of the Combined Prospectus/Information Statement.

The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of the Target Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Target Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.

There are no material differences in the accounting, tax and valuation policies of the Target Fund as compared to those of the Acquiring Fund.

PART C.

OTHER INFORMATION

Item  15. Indemnification

Section 10.02 of the Registrant’s Amended and Restated Agreement and Declaration of Trust provides:

(a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every Person who is, or has been, a Trustee or officer of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such Covered Person in connection with any claim, action, suit, or proceeding in which such Covered Person becomes involved as a party or otherwise or is threatened to be involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by such Covered Person in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, regulatory or other, including investigations and appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or (ii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Covered Person, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement or other disposition; (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be repaid by such Covered Person to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided a surety bond or some other appropriate security for such undertaking; (ii) the Trust or Series thereof is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be entitled to indemnification under this Section 10.02. In connection with any determination pursuant to clause (iii) of the preceding sentence, any Covered Person who is a Trustee and is not an Interested Person of the Trust and any Covered Person who has been a Trustee and at such time was not an Interested Person of the Trust shall be entitled to a rebuttable presumption that he or she has not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

(e) Any repeal or modification of this Section 10.02, or adoption or modification of any other provision of this Declaration or the By-Laws inconsistent with this Section, shall be prospective only, to the extent that such repeal, or modification adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, adoption or modification.

Item  16. Exhibits.

Exhibit Number		Description

1	—	Articles of Incorporation

(a)	—	Amended and Restated Agreement and Declaration of Trust, dated November 17, 2006, is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 59 to the Registration Statement BlackRock Funds III (the “Registrant”) on Form N-1A (File No. 33-54126) (the “Registrant’s Registration Statement”), filed on April 30, 2007.

(b)	—	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated December 11, 2007, is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 62 to the Registrant’s Registration Statement, filed on December 27, 2007.

(c)	—	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust, dated November 13, 2009, is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement, filed on December 29, 2009.

(d)		Restated Certificate of Trust of the Registrant, dated April 22, 2010, is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement, filed on May 3, 2010.

2	—	By-Laws

(a)	—	Amended and Restated By-Laws of the Registrant, dated November 29, 2018, is incorporated by reference to Exhibit 2(a) of Post-Effective Amendment No. 313 to the Registrant’s Registration Statement, filed on October 30, 2019.

(b)	—	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated November 11, 2020, is incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 334 to the Registrant’s Registration Statement, filed on April 27, 2021.

3	—	Voting Trust Agreements

(a)	—	Not applicable.

4	—	Plan of Reorganization

(a)	—	Form of Agreement and Plan of Reorganization is included in Appendix II to the Combined Prospectus/Information Statement.

5	—	Instruments Defining Rights of Security Holders

(a)	—	Reference is made to Article II, Article III (Sections 3.01, 3.02 and 3.07), Article IV (Section 4.03), Article VII, Article IX, Article X and Article XI of the Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended and supplemented, filed as Exhibits 1(a) - 1(c), and to Article IV, Article VI, Article VIII, Article IX and Article XIII of the Registrant’s Amended and Restated By-Laws, as amended and supplemented, filed as Exhibits 2(a) - 2(b).

6	—	Investment Advisory Contracts

Exhibit Number		Description

(a)	—	Form of Amended and Restated Investment Advisory Contract, among the Registrant, BlackRock FundsSM, on behalf of BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath®Dynamic 2050 Fund, BlackRock LifePath® Dynamic 2055 Fund, BlackRock LifePath® Dynamic 2060 Fund and BlackRock LifePath® Dynamic 2065 Fund (collectively, the “LifePath Dynamic Funds”), and BlackRock Fund Advisors (“BFA”) is incorporated by reference to Exhibit 4(ddd) of Post-Effective AmendmentNo. 1116 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed onFebruary 16, 2022.

(b)	—	Schedule A to the Amended and Restated Investment Advisory Contract, among the Registrant, BlackRock FundsSM and BFA, dated January 9, 2023, is incorporated by reference to Exhibit 4(b) of Post-Effective Amendment No. 349 to the Registrant’s Registration Statement, filed on January 11, 2023.

(c)	—	Form of Sub-Investment Advisory Agreement between BFA and BlackRock International Limited, with respect to the LifePath Dynamic Funds, is incorporated by reference to Exhibit 4(b) of Post-Effective Amendment No. 318 to the Registrant’s Registration Statement, filed on March 9, 2020.

(d)	—	Form of Sub-Advisory Agreement between BFA and BlackRock (Singapore) Limited, with respect to the LifePath Dynamic Funds, is incorporated by reference to Exhibit 4(c) of Post-Effective Amendment No. 318 to the Registrant’s Registration Statement, filed on March 9, 2020.

(e)	—	Form of Sub-Advisory Agreement between BFA and BlackRock International Limited, with respect to BlackRock Diversified Fixed Income Fund, is incorporated by reference to Exhibit 4(e) of Post-Effective Amendment No. 369 to the Registrant’s Registration Statement, filed on April 23, 2024.

7	—	Underwriting Contracts

(a)	—	Form of Amended and Restated Distribution Agreement between the Registrant and BlackRock Investments, LLC (“BRIL”) is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of BlackRock Advantage SMID Cap Fund, Inc. (f/k/a BlackRock Advantage U.S. Total MarketFund, Inc.) (File No. 2-60836), filed on July 26, 2019.

(b)	—	Exhibit A to the Amended and Restated Distribution Agreement between the Registrant and BlackRock Investments, LLC, amended as of March 1, 2024 is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of BlackRock Allocation Target Shares (File No. 333-109980), filed on March 1, 2024.

8	—	Bonus or Profit Sharing Contracts

(a)	—	Not applicable.

9	—	Custodian Agreements

(a)	—	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street”), dated December 31, 2018, is incorporated by reference to Exhibit 7(g) of Post-Effective Amendment No. 943 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on February 28, 2019.

10	—	Rule 12b-1 and Rule 18f-3 Plans

(a)	—	Amended and Restated Distribution and Service Plan, dated May 16, 2012, with respect to the LifePath Dynamic Funds, iShares U.S. Aggregate Bond Index Fund (f/k/a BlackRock U.S. Total Bond Index Fund) and iShares S&P 500 Index Fund (f/k/a BlackRock S&P 500 Index Fund) (the “Distribution and Service Plan”) is incorporated by reference to Exhibit 13(a) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

Exhibit Number		Description

(b)	—	Appendix A to the Distribution and Service Plan, amended as of February 25, 2020, is incorporated by reference to Exhibit 13(a)(2) of Post-Effective Amendment No. 334 to the Registrant’s Registration Statement, filed on April 27, 2021.

(c)	—	Form of Investor A Shares Distribution Plan with respect to the LifePath ESG Index Funds, the LifePath Index Funds, iShares MSCI Total International Index Fund (f/k/a BlackRock Total International ex U.S. Index Fund) and iShares Russell 1000 Large-Cap Index Fund (f/k/a BlackRock Large Cap Index Fund) (the “Investor A DistributionPlan”) is incorporated by reference to Exhibit 13(a) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Advantage Global Fund, Inc. (f/k/a BlackRockGlobal SmallCap Fund, Inc.) (File No. 33-53399), filed on October 28, 2008.

(d)	—	Exhibit A to the Investor A Shares Distribution Plan, amended July 21, 2020, is incorporated by reference to Exhibit 13(d) of Post-Effective Amendment No. 331 to the Registrant’s Registration Statement, filed on August 18, 2020.

(e)	—	Form of Investor P Shares Distribution Plan with respect to the LifePath Index Funds (the “Investor P Distribution Plan”) is incorporated by reference to Exhibit 13(c) of Post-Effective Amendment No. 282 to the Registrant’s Registration Statement, filed on July 6, 2018.

(f)	—	Exhibit A to the Investor P Shares Distribution Plan, amended October 30, 2019, is incorporated by reference to Exhibit 13(f) of Post-Effective Amendment No. 314 to the Registrant’s Registration Statement, filed on October 30, 2019.

(g)	—	Amended and Restated Rule 18f-3 Multi-Class Plan, dated February 21, 2019, is incorporated by reference to Exhibit 14(a) of Post-Effective Amendment No. 305 to the Registrant’s Registration Statement, filed on July 1, 2019.

(h)	—	Appendices to the Amended and Restated Rule 18f-3 Multi-Class Plan, amended November 23, 2020, are incorporated by reference to Exhibit 14(b) of Post-Effective Amendment No. 333 to the Registrant’s Registration Statement, filed on February 24, 2021.

11	—	Legal Opinions

(a)	—	Opinion of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities, is filed herewith.

12	—	Tax Opinions

(a)	—	Form of Opinion of Sidley Austin LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Information Statement, is filed herewith.

13	—	Other Material Contracts

(a)	—	Administration and Fund Accounting Services Agreement between the Registrant and State Street, dated December 31, 2018, is incorporated by reference to Exhibit 8(k) of Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Managed Account Series (File No. 333-124463), filed on February 28, 2019.

(b)	—	Form of Transfer Agency and Service Agreement between the Registrant, with respect to BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (together, the “BlackRock Cash Funds”), and State Street is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 289 to the Registrant’s Registration Statement, filed on April 29,2019.

Exhibit Number		Description

(c)	—	Third Amended and Restated Shareholder Servicing Plan, with respect to only BlackRock Cash Funds: Treasury and its relevant classes as listed in Schedule 1 thereto, effective July 1, 2012, is incorporated by reference to Exhibit 8(d)(2) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

(d)	—	Third Amended and Restated Shareholder Servicing and Processing Plan with respect to only the Trust Class Shares of the BlackRock Cash Funds: Treasury, effective July 1, 2012, is incorporated by reference to Exhibit 8(e) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30,2013.

(e)(1)	—	Form of Amended and Restated Administration Agreement between the Registrant and BlackRock Advisors, LLC (“BAL”), with respect to the LifePath Dynamic Funds, BlackRock LifePath® ESG Index Retirement Fund, BlackRock LifePath® ESG Index 2025 Fund, BlackRockLifePath® ESG Index 2030 Fund, BlackRock LifePath® ESG Index 2035 Fund, BlackRock LifePath® ESG Index 2040 Fund, BlackRock LifePath® ESG Index 2045 Fund, BlackRockLifePath® ESG Index 2050 Fund, BlackRock LifePath® ESG Index 2055 Fund, BlackRock LifePath® ESG Index 2060 Fund and BlackRock LifePath® ESG Index 2065 Fund (collectively, the “LifePath ESG Index Funds”),BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRockLifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund, BlackRock LifePath® Index 2055 Fund, BlackRockLifePath® Index 2060 Fund and BlackRock LifePath® Index 2065 Fund (collectively, the “LifePath Index Funds”), theBlackRock Cash Funds, iShares U.S. Aggregate Bond Index Fund (f/k/a BlackRock U.S. Total Bond Index Fund) and iShares S&P 500 Index Fund (f/k/a BlackRock S&P 500 Index Fund) (the “Unitary Administration Agreement”), is incorporatedby reference to Exhibit 8(e) of Post-Effective Amendment No. 317 to the Registrant’s Registration Statement, filed on March 2, 2020.

(e)(2)	—	Appendix A to the Amended and Restated Administration Agreement between Registrant and BlackRock Advisors, LLC, dated September 18, 2023 is incorporated by reference to Exhibit 8(e)(2) of Post-Effective Amendment No. 365 to the Registrant’s Registration Statement, filed on September 18, 2023.

(f)(1)	—	Administration Agreement between the Registrant and BAL, with respect to iShares MSCI Total International Index Fund (f/k/a BlackRock Total International ex U.S. Index Fund) and iShares Russell 1000 Large-Cap Index Fund (f/k/a BlackRock Large Cap Index Fund) (the “Non-Unitary AdministrationAgreement”), is incorporated by reference to Exhibit 8(f)(1) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

(f)(2)	—	Schedule A to the Non-Unitary Administration Agreement, amended March 2, 2020, is incorporated by reference to Exhibit 8(f)(2) of Post-Effective Amendment No. 317 to the Registrant’s Registration Statement, filed on March 2, 2020.

(g)	—	Master Administration Fee Waiver Agreement between the Registrant and BAL, with respect to the Select Share Class of the BlackRock Cash Funds, dated July 1, 2012, is incorporated by reference to Exhibit 8(g) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement, filed on April 30, 2013.

(h)	—	Form of Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., with respect to iShares MSCI Total International Index Fund (f/k/a BlackRock Total International ex U.S. Index Fund), iShares U.S. Aggregate Bond Index Fund (f/k/a BlackRock U.S. Total Bond Index Fund), the LifePath Index Funds, the LifePath Dynamic Funds andiShares S&P 500 Index Fund (f/k/a BlackRock S&P 500 Index Fund), is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 48 to the Registration Statement onForm N-1A of BlackRock Series Fund, Inc. (File No. 2-69062), filed on April 18, 2014.

Exhibit Number		Description

(i)	—	Form of Thirteenth Amended and Restated Expense Limitation Agreement by and between Registrant, BlackRock Advisors, LLC and BlackRock Fund Advisors is incorporated by reference to Exhibit 8(e) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of BlackRock ETF Trust (FileNo. 333-228832), filed on March 21, 2024.

(j)	—	Form of Amended and Restated Shareholders’ Administrative Services Agreement between the Registrant and BAL is incorporated by reference to Exhibit 8(k) of Post-Effective Amendment No. 305 to the Registrant’s Registration Statement, filed on July 1, 2019.

(k)	—	Form of Eleventh Amended and Restated Credit Agreement among Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of BlackRock Series Fund II, Inc. (FileNo. 333-224375), filed on April 19, 2024.

(l)	—	Form of Eighth Amended and Restated Securities Lending Agency Agreement between Registrant and BlackRock Institutional Trust Company, N.A. is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of BlackRock ETF Trust (FileNo. 333-228832), filed on March 21, 2024.

(m)	—	BlackRockRule 12d1-4 Fund of Funds Investment Agreement between the Registrant and the other registered open-end investment companies party thereto is incorporated herein by reference to Exhibit 8(g) of Post-Effective AmendmentNo. 37 to the Registration Statement on Form N-1A of BlackRock Unconstrained Equity Fund (File No. 333-124372), filed on August 22,2023.

14	—	Other Opinions

(a)	—	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, is filed herewith.

15	—	Omitted Financial Statements

(a)	—	Not applicable.

16	—	Power of Attorney

(a)	—	Power of Attorney is incorporated herein by reference to Exhibit 16(a) of the Registrant’s Registration Statement on Form N-14 (File No.333-279622) filed on May 22, 2024.

(b)	—	Power of Attorney of Lori Richards is incorporated herein by reference to Exhibit 99(b) of Post-Effective Amendment No. 1212 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), filed on July 5, 2024.

17	—	Additional Exhibits

(a)	—	Not applicable.

18	—	Calculation of Filing Fee Tables

	—	Not applicable.

Item 17. Undertakings.

(1)  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (as amended, the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York, on July 19, 2024.

BLACKROCK FUNDS III (REGISTRANT)
ON BEHALF OF
BLACKROCK LIFEPATH® ESG INDEX RETIREMENT FUND

By: /s/ JOHN M. PERLOWSKI

(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	July 19, 2024
(John Perlowski)

/S/ TRENT WALKER	Chief Financial Officer (Principal Financial and Accounting Officer)	July 19, 2024
(Trent Walker)

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

LENA G. GOLDBERG* (Lena G. Goldberg)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

LORI RICHARDS* (Lori Richards)	Trustee

Signature	Title	Date

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By: /S/ JANEY AHN	Trustee
(Janey Ahn, Attorney-In-Fact)		July 19, 2024

EXHIBIT INDEX

Exhibits	Description

11(a)	—Opinion of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities being registered.

12(a)	—Form of opinion of Sidley Austin LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Information Statement.

14(a)	—Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.